Schedule of Investments (unaudited) July 31, 2020	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.2%
Interpublic Group of Companies Inc. (The)
3.50%, 10/01/20	$116	$116,567
3.75%, 10/01/21	649	673,146
3.75%, 02/15/23	482	513,610
4.20%, 04/15/24(a)	147	162,308
Omnicom Group Inc./Omnicom Capital Inc.
3.63%, 05/01/22	1,473	1,545,904
3.65%, 11/01/24 (Call 08/01/24)	85	93,937
WPP Finance 2010
3.63%, 09/07/22	60	62,930
3.75%, 09/19/24	606	664,300

		3,832,702

Aerospace & Defense — 1.5%
Boeing Co. (The)
2.70%, 05/01/22(a)	723	733,159
4.51%, 05/01/23 (Call 04/01/23)	2,822	2,952,963
4.88%, 05/01/25 (Call 04/01/25)	3,452	3,736,476
General Dynamics Corp.
1.88%, 08/15/23 (Call 06/15/23)(a)	376	391,499
2.25%, 11/15/22 (Call 08/15/22)	1,283	1,331,978
2.38%, 11/15/24 (Call 09/15/24)	402	431,216
3.00%, 05/11/21	2,010	2,050,995
3.25%, 04/01/25 (Call 03/01/25)	128	142,900
3.38%, 05/15/23 (Call 04/15/23)(a)	1,808	1,953,244
3.88%, 07/15/21 (Call 04/15/21)	153	156,889
L3Harris Technologies Inc.
3.83%, 04/27/25 (Call 01/27/25)	305	344,002
3.85%, 06/15/23 (Call 05/15/23)	541	588,558
4.95%, 02/15/21 (Call 11/15/20)	900	910,170
Lockheed Martin Corp.
2.50%, 11/23/20 (Call 10/23/20)	822	825,426
2.90%, 03/01/25 (Call 12/01/24)	1,135	1,246,567
3.35%, 09/15/21	315	324,492
Northrop Grumman Corp.
2.08%, 10/15/20	69	69,226
2.55%, 10/15/22 (Call 09/15/22)	1,440	1,502,674
2.93%, 01/15/25 (Call 11/15/24)	1,598	1,740,079
3.25%, 08/01/23	1,368	1,483,030
3.50%, 03/15/21	523	532,771
Raytheon Co., 3.13%, 10/15/20	1,126	1,131,123
Raytheon Technologies Corp.
2.50%, 12/15/22 (Call 09/15/22)(b)	992	1,028,865
2.80%, 03/15/22 (Call 02/15/22)(b)	1,374	1,420,295
3.20%, 03/15/24 (Call 01/15/24)(b)	1,403	1,519,743
3.65%, 08/16/23 (Call 07/16/23)(a)	710	771,152
Rockwell Collins Inc., 2.80%, 03/15/22 (Call 02/15/22)	45	46,216

		29,365,708

Agriculture — 1.4%
Altria Group Inc.
2.35%, 05/06/25 (Call 04/06/25)	609	647,891
2.85%, 08/09/22	1,448	1,513,033
3.49%, 02/14/22	233	243,203
3.80%, 02/14/24 (Call 01/14/24)(a)	898	986,765
4.00%, 01/31/24	1,457	1,616,673
4.75%, 05/05/21	1,738	1,796,020
Archer-Daniels-Midland Co., 2.75%, 03/27/25 (Call 02/27/25)	39	42,732

Security	Par (000)	Value

Agriculture (continued)
BAT Capital Corp.
2.76%, 08/15/22 (Call 07/15/22)	$2,359	$2,452,933
2.79%, 09/06/24 (Call 08/06/24)(a)	1,102	1,176,034
3.22%, 08/15/24 (Call 06/15/24)	2,647	2,858,410
Bunge Ltd. Finance Corp.
3.50%, 11/24/20(a)	362	364,807
4.35%, 03/15/24 (Call 02/15/24)	167	182,925
Philip Morris International Inc.
1.88%, 02/25/21 (Call 01/25/21)	1,326	1,335,854
2.13%, 05/10/23 (Call 03/10/23)	274	285,184
2.38%, 08/17/22 (Call 07/17/22)	866	899,114
2.50%, 08/22/22	625	651,193
2.50%, 11/02/22 (Call 10/02/22)	1,327	1,385,015
2.63%, 02/18/22 (Call 01/18/22)	1,003	1,035,555
2.63%, 03/06/23	506	534,018
2.88%, 05/01/24 (Call 04/01/24)	739	797,131
2.90%, 11/15/21	402	415,646
3.25%, 11/10/24(a)	1,155	1,283,054
3.60%, 11/15/23	114	125,124
Reynolds American Inc.
4.00%, 06/12/22(a)	505	535,003
4.45%, 06/12/25 (Call 03/12/25)	2,560	2,908,496
4.85%, 09/15/23	135	151,105

		26,222,918

Airlines — 0.1%
Southwest Airlines Co.
4.75%, 05/04/23	975	1,021,946
5.25%, 05/04/25 (Call 04/04/25)	954	1,017,203

		2,039,149

Apparel — 0.1%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	127	133,129
2.40%, 03/27/25 (Call 02/27/25)	1,440	1,556,689

		1,689,818

Auto Manufacturers — 3.4%
American Honda Finance Corp.
1.65%, 07/12/21	897	908,085
1.70%, 09/09/21	1,124	1,137,083
1.95%, 05/20/22	75	77,052
1.95%, 05/10/23	845	877,041
2.05%, 01/10/23	730	755,908
2.15%, 09/10/24	1,166	1,231,781
2.20%, 06/27/22	1,163	1,204,622
2.40%, 06/27/24	935	992,438
2.45%, 09/24/20	1,025	1,027,986
2.60%, 11/16/22	703	735,145
2.65%, 02/12/21(a)	692	699,907
2.90%, 02/16/24	333	357,069
3.15%, 01/08/21(a)	301	304,718
3.38%, 12/10/21	100	103,672
3.45%, 07/14/23(a)	558	603,488
3.55%, 01/12/24	698	764,553
3.63%, 10/10/23	960	1,050,074
Cummins Inc., 3.65%, 10/01/23 (Call 07/01/23)	105	114,654
Ford Motor Credit Co. LLC
2.34%, 11/02/20(a)	777	778,290
3.16%, 08/04/20	240	240,000
General Motors Co.
4.00%, 04/01/25	23	24,739

1

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
4.88%, 10/02/23	$1,157	$1,256,898
5.40%, 10/02/23	1,156	1,274,593
6.13%, 10/01/25 (Call 09/01/25)	160	186,782
General Motors Financial Co. Inc.
2.45%, 11/06/20	40	40,116
2.75%, 06/20/25 (Call 05/20/25)	1,305	1,346,252
2.90%, 02/26/25 (Call 01/26/25)	1,190	1,233,189
3.15%, 06/30/22 (Call 05/30/22)	1,685	1,731,911
3.20%, 07/06/21 (Call 06/06/21)	1,724	1,752,153
3.25%, 01/05/23 (Call 12/05/22)	1,426	1,474,787
3.45%, 01/14/22 (Call 12/14/21)	1,447	1,483,702
3.45%, 04/10/22 (Call 02/10/22)	475	487,930
3.50%, 11/07/24 (Call 09/07/24)	505	532,081
3.55%, 04/09/21	335	340,181
3.55%, 07/08/22	1,106	1,147,026
3.70%, 11/24/20 (Call 10/24/20)	462	464,572
3.70%, 05/09/23 (Call 03/09/23)	1,628	1,705,955
3.95%, 04/13/24 (Call 02/13/24)	1,258	1,340,106
4.00%, 01/15/25 (Call 10/15/24)	1,010	1,076,654
4.15%, 06/19/23 (Call 05/19/23)	1,241	1,313,196
4.20%, 03/01/21 (Call 02/01/21)	1,874	1,901,718
4.20%, 11/06/21	535	552,672
4.25%, 05/15/23	358	380,862
4.35%, 04/09/25 (Call 02/09/25)	1,200	1,310,363
4.38%, 09/25/21	487	503,375
5.10%, 01/17/24 (Call 12/17/23)	1,949	2,138,179
5.20%, 03/20/23	1,005	1,092,201
Toyota Motor Corp.
2.16%, 07/02/22	917	946,772
2.36%, 07/02/24(a)	1,010	1,072,834
3.18%, 07/20/21	1,031	1,059,734
3.42%, 07/20/23	1,077	1,167,581
Toyota Motor Credit Corp.
1.15%, 05/26/22	238	241,470
1.35%, 08/25/23	176	180,021
1.80%, 02/13/25	1,852	1,936,967
1.90%, 04/08/21	1,658	1,676,267
2.00%, 10/07/24	194	204,742
2.15%, 09/08/22(a)	851	880,424
2.25%, 10/18/23	155	163,295
2.60%, 01/11/22	1,111	1,141,776
2.63%, 01/10/23	436	457,884
2.65%, 04/12/22(a)	672	697,091
2.70%, 01/11/23	1,337	1,403,903
2.75%, 05/17/21	287	292,486
2.80%, 07/13/22	127	132,907
2.90%, 03/30/23	249	264,244
2.90%, 04/17/24	72	77,869
2.95%, 04/13/21	1,255	1,278,033
3.00%, 04/01/25	1,579	1,739,229
3.05%, 01/08/21	150	151,763
3.30%, 01/12/22	1,112	1,158,471
3.35%, 01/08/24	958	1,042,928
3.40%, 09/15/21	548	566,944
3.45%, 09/20/23	1,363	1,485,197
4.25%, 01/11/21	332	337,620

		63,814,211

Auto Parts & Equipment — 0.0%
Aptiv Corp., 4.15%, 03/15/24 (Call 12/15/23)	165	181,893
BorgWarner Inc., 3.38%, 03/15/25 (Call 12/15/24)(a)	25	27,089

Security	Par (000)	Value

Auto Parts & Equipment (continued)
Magna International Inc., 3.63%, 06/15/24 (Call 03/15/24)	$25	$27,742

		236,724

Banks — 34.9%
Australia & New Zealand Banking Group Ltd., 3.30%, 05/17/21(a)	1,133	1,159,312
Australia & New Zealand Banking Group Ltd./New York NY
2.05%, 11/21/22	980	1,016,421
2.25%, 11/09/20	660	663,281
2.55%, 11/23/21	1,220	1,254,761
2.63%, 05/19/22(a)	315	327,485
2.63%, 11/09/22(a)	825	866,567
Banco Bilbao Vizcaya Argentaria SA, 3.00%, 10/20/20	396	397,777
Banco Santander SA
2.71%, 06/27/24	1,595	1,700,618
2.75%, 05/28/25	1,585	1,674,140
3.13%, 02/23/23	1,170	1,230,463
3.50%, 04/11/22	795	829,882
3.85%, 04/12/23	1,145	1,227,737
Bank of America Corp.
1.32%, 06/19/26 (Call 06/19/25)(c)	2,050	2,074,622
2.02%, 02/13/26 (Call 02/13/25)(c)	2,750	2,866,704
2.33%, 10/01/21 (Call 10/01/20)(c)	895	897,786
2.50%, 10/21/22 (Call 10/21/21)	1,260	1,291,653
2.63%, 04/19/21(a)	1,751	1,779,610
2.74%, 01/23/22 (Call 01/23/21)(c)	1,143	1,154,607
2.82%, 07/21/23 (Call 07/21/22)(c)	1,726	1,797,842
2.88%, 04/24/23 (Call 04/24/22)(c)	1,788	1,856,563
3.00%, 12/20/23 (Call 12/20/22)(c)	3,632	3,825,821
3.12%, 01/20/23 (Call 01/20/22)(c)	1,306	1,352,697
3.30%, 01/11/23	4,313	4,606,389
3.50%, 05/17/22 (Call 05/17/21)(c)	2,412	2,468,369
3.55%, 03/05/24 (Call 03/05/23)(c)	2,569	2,751,415
3.86%, 07/23/24 (Call 07/23/23)(c)	2,484	2,710,144
4.00%, 04/01/24	2,356	2,633,524
4.00%, 01/22/25	195	217,605
4.10%, 07/24/23	1,565	1,727,320
4.13%, 01/22/24	2,629	2,934,007
4.20%, 08/26/24	3,974	4,455,425
5.00%, 05/13/21	450	466,181
5.70%, 01/24/22	1,200	1,293,632
5.88%, 01/05/21	545	557,799
Series L, 3.95%, 04/21/25	1,860	2,080,463
Bank of America N.A., 3.34%, 01/25/23 (Call 01/25/22)(c)	585	609,953
Bank of Montreal
1.90%, 08/27/21	1,448	1,473,677
2.05%, 11/01/22	325	337,090
2.35%, 09/11/22	995	1,037,611
2.50%, 06/28/24	1,530	1,636,322
2.55%, 11/06/22 (Call 10/06/22)	184	192,696
2.90%, 03/26/22	1,506	1,568,757
Series D, 3.10%, 04/13/21	974	993,729
Series E, 3.30%, 02/05/24	2,403	2,625,335
Bank of New York Mellon Corp. (The)
1.60%, 04/24/25 (Call 03/24/25)	1,470	1,537,589
1.85%, 01/27/23 (Call 01/02/23)	45	46,507
1.95%, 08/23/22	170	175,582
2.05%, 05/03/21 (Call 04/03/21)	1,705	1,725,191
2.10%, 10/24/24	1,320	1,398,862
2.20%, 08/16/23 (Call 06/16/23)	1,601	1,680,870
2.45%, 11/27/20 (Call 10/27/20)	1,175	1,181,110

2

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.50%, 04/15/21 (Call 03/15/21)	$228	$231,225
2.60%, 02/07/22 (Call 01/07/22)	1,587	1,640,407
2.95%, 01/29/23 (Call 12/29/22)(a)	1,417	1,501,807
3.25%, 09/11/24 (Call 08/11/24)	84	92,545
3.40%, 05/15/24 (Call 04/15/24)(a)	892	984,345
3.45%, 08/11/23	708	770,961
3.50%, 04/28/23	802	867,585
3.55%, 09/23/21 (Call 08/23/21)	702	726,336
4.15%, 02/01/21	271	276,298
Series 0012, 3.65%, 02/04/24 (Call 01/05/24)(a)	1,059	1,168,546
Bank of Nova Scotia (The)
1.30%, 06/11/25	135	137,808
1.63%, 05/01/23	49	50,395
1.95%, 02/01/23	156	161,382
2.00%, 11/15/22	416	430,305
2.20%, 02/03/25	1,408	1,493,910
2.35%, 10/21/20	1,515	1,521,605
2.38%, 01/18/23	253	264,298
2.45%, 03/22/21	2,354	2,384,451
2.45%, 09/19/22	2,172	2,265,793
2.50%, 01/08/21	677	683,063
2.70%, 03/07/22	1,563	1,621,990
2.80%, 07/21/21	1,599	1,637,554
3.13%, 04/20/21	1,040	1,059,995
3.40%, 02/11/24	1,579	1,725,568
4.38%, 01/13/21	35	35,622
Barclays Bank PLC
1.70%, 05/12/22 (Call 04/12/22)	1,335	1,362,939
2.65%, 01/11/21 (Call 12/11/20)	1,092	1,101,020
5.14%, 10/14/20	465	468,549
Barclays PLC
3.20%, 08/10/21	1,745	1,790,636
3.25%, 01/12/21	1,983	2,007,380
3.65%, 03/16/25	2,021	2,222,051
3.68%, 01/10/23 (Call 01/10/22)	1,625	1,688,181
3.93%, 05/07/25 (Call 05/07/24)(c)	2,070	2,260,617
4.34%, 05/16/24 (Call 05/16/23)(c)	1,232	1,333,144
4.38%, 09/11/24	1,401	1,520,377
4.61%, 02/15/23 (Call 02/15/22)(a)(c)	2,154	2,269,363
BBVA USA
2.50%, 08/27/24 (Call 07/27/24)	588	606,831
2.88%, 06/29/22 (Call 05/29/22)	340	347,924
3.50%, 06/11/21 (Call 05/11/21)	432	441,129
3.88%, 04/10/25 (Call 03/10/25)	440	469,119
BNP Paribas SA
3.25%, 03/03/23	1,162	1,248,977
4.25%, 10/15/24	594	666,473
5.00%, 01/15/21	2,817	2,876,373
BPCE SA
2.65%, 02/03/21(a)	475	480,142
4.00%, 04/15/24	1,005	1,126,164
Canadian Imperial Bank of Commerce
0.95%, 06/23/23	155	156,562
2.10%, 10/05/20	843	845,917
2.25%, 01/28/25(a)	759	804,664
2.55%, 06/16/22	1,274	1,326,087
2.61%, 07/22/23 (Call 07/22/22)(c)	415	430,364
2.70%, 02/02/21(a)	358	362,096
3.10%, 04/02/24	1,287	1,390,114
3.50%, 09/13/23	664	726,750

Security	Par (000)	Value

Banks (continued)
Citibank N.A.
2.13%, 10/20/20 (Call 09/20/20)	$436	$437,003
2.84%, 05/20/22 (Call 05/20/21)(c)	625	636,814
2.85%, 02/12/21 (Call 01/12/21)	440	444,894
3.17%, 02/19/22 (Call 02/19/21)(c)	1,426	1,446,625
3.40%, 07/23/21 (Call 06/23/21)	1,861	1,912,570
3.65%, 01/23/24 (Call 12/23/23)	2,476	2,734,325
Citigroup Inc.
1.68%, 05/15/24 (Call 05/15/23)(c)	1,505	1,546,809
2.31%, 11/04/22 (Call 11/04/21)(c)	1,679	1,713,737
2.35%, 08/02/21	1,323	1,349,267
2.65%, 10/26/20	658	661,472
2.70%, 03/30/21	2,817	2,860,817
2.70%, 10/27/22 (Call 09/27/22)	2,164	2,263,788
2.75%, 04/25/22 (Call 03/25/22)	2,107	2,185,636
2.88%, 07/24/23 (Call 07/24/22)(a)(c)	2,507	2,613,648
2.90%, 12/08/21 (Call 11/08/21)	2,394	2,467,085
3.11%, 04/08/26 (Call 04/08/25)(c)	2,450	2,666,538
3.14%, 01/24/23 (Call 01/24/22)(c)	1,939	2,008,342
3.35%, 04/24/25 (Call 04/24/24)(c)	3,000	3,267,363
3.50%, 05/15/23	1,085	1,163,278
3.75%, 06/16/24	1,130	1,255,972
3.88%, 10/25/23	1,332	1,468,442
4.00%, 08/05/24	1,100	1,213,023
4.04%, 06/01/24 (Call 06/01/23)(c)	1,330	1,445,783
4.05%, 07/30/22	605	644,243
4.40%, 06/10/25	125	141,686
4.50%, 01/14/22	2,000	2,113,002
5.38%, 08/09/20(a)	677	677,542
Citizens Bank N.A./Providence RI
2.25%, 10/30/20 (Call 09/30/20)(a)	740	742,294
2.55%, 05/13/21 (Call 04/13/21)	750	761,497
2.65%, 05/26/22 (Call 04/26/22)	510	528,090
3.70%, 03/29/23 (Call 02/28/23)	300	323,511
Comerica Bank, 2.50%, 07/23/24(a)	357	378,798
Comerica Inc., 3.70%, 07/31/23 (Call 06/30/23)	317	342,937
Commonwealth Bank of Australia/New York NY
2.40%, 11/02/20(a)	907	908,950
2.55%, 03/15/21	635	643,084
Cooperatieve Rabobank UA
3.88%, 02/08/22	3,262	3,432,877
3.95%, 11/09/22	1,320	1,396,715
4.50%, 01/11/21	1,182	1,204,319
4.63%, 12/01/23	926	1,025,081
Cooperatieve Rabobank UA/NY
2.50%, 01/19/21	1,710	1,726,859
2.75%, 01/10/22	1,165	1,204,529
2.75%, 01/10/23	1,399	1,475,473
3.13%, 04/26/21	1,450	1,479,857
Credit Suisse AG/New York NY
1.00%, 05/05/23	2,006	2,027,875
2.10%, 11/12/21	1,758	1,796,636
2.80%, 04/08/22	1,921	1,997,104
2.95%, 04/09/25	2,000	2,194,738
3.00%, 10/29/21	2,011	2,075,604
3.63%, 09/09/24(a)	3,520	3,916,450
Credit Suisse Group Funding Guernsey Ltd.
3.13%, 12/10/20	1,448	1,460,627
3.45%, 04/16/21	415	423,862
3.75%, 03/26/25	2,314	2,562,442

3

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.80%, 09/15/22	$1,985	$2,111,147
3.80%, 06/09/23	1,388	1,497,554
Deutsche Bank AG, 3.38%, 05/12/21	1,303	1,326,677
Deutsche Bank AG/London, 3.70%, 05/30/24	430	453,698
Deutsche Bank AG/New York NY
3.13%, 01/13/21(a)	115	116,013
3.15%, 01/22/21(a)	2,085	2,104,201
3.30%, 11/16/22	1,430	1,476,602
3.38%, 05/12/21	181	183,499
3.70%, 05/30/24	543	572,244
3.95%, 02/27/23	850	892,296
4.25%, 02/04/21	485	491,388
4.25%, 10/14/21	1,786	1,841,195
Series D, 5.00%, 02/14/22(a)	1,815	1,900,979
Discover Bank
2.45%, 09/12/24 (Call 08/12/24)	815	861,975
3.35%, 02/06/23 (Call 01/06/23)	1,385	1,466,361
Fifth Third Bancorp.
2.60%, 06/15/22 (Call 05/15/22)	312	323,486
3.50%, 03/15/22 (Call 02/15/22)(a)	609	637,615
3.65%, 01/25/24 (Call 12/25/23)	2,678	2,934,747
4.30%, 01/16/24 (Call 12/16/23)	891	985,895
Fifth Third Bank NA
1.80%, 01/30/23 (Call 12/30/22)	415	427,687
2.20%, 10/30/20 (Call 09/30/20)	344	345,132
2.25%, 06/14/21 (Call 05/14/21)(a)	553	561,445
2.88%, 10/01/21 (Call 09/01/21)	880	903,481
3.35%, 07/26/21 (Call 06/26/21)	351	360,469
Goldman Sachs Group Inc. (The)
2.35%, 11/15/21 (Call 11/15/20)	200	201,026
2.60%, 12/27/20(a)	2,113	2,131,060
2.63%, 04/25/21 (Call 03/25/21)	1,561	1,585,134
2.88%, 02/25/21 (Call 01/25/21)	2,612	2,643,682
2.88%, 10/31/22 (Call 10/31/21)(c)	2,266	2,325,303
2.91%, 06/05/23 (Call 06/05/22)(c)	1,911	1,986,347
2.91%, 07/24/23 (Call 07/24/22)(c)	2,405	2,506,586
3.00%, 04/26/22 (Call 04/26/21)	3,077	3,132,230
3.20%, 02/23/23 (Call 01/23/23)	2,515	2,674,122
3.50%, 01/23/25 (Call 10/23/24)	1,125	1,237,480
3.50%, 04/01/25 (Call 03/01/25)	4,879	5,407,265
3.63%, 01/22/23	2,036	2,184,865
3.63%, 02/20/24 (Call 01/20/24)(a)	1,834	2,008,823
3.85%, 07/08/24 (Call 04/08/24)	2,578	2,850,502
4.00%, 03/03/24	3,180	3,529,803
5.25%, 07/27/21	3,562	3,731,563
5.75%, 01/24/22(a)	4,504	4,847,295
HSBC Holdings PLC
2.65%, 01/05/22	1,837	1,892,124
2.95%, 05/25/21	2,279	2,325,433
3.03%, 11/22/23 (Call 11/22/22)(c)	762	797,892
3.26%, 03/13/23 (Call 03/13/22)(c)	2,321	2,407,831
3.60%, 05/25/23(a)	2,050	2,206,283
3.80%, 03/11/25 (Call 03/11/24)(c)	2,360	2,558,416
3.95%, 05/18/24 (Call 05/18/23)(c)	2,094	2,256,589
4.00%, 03/30/22	2,120	2,239,052
4.25%, 03/14/24	1,648	1,798,876
4.88%, 01/14/22	643	682,412
5.10%, 04/05/21	65	67,020

Security	Par (000)	Value

Banks (continued)
HSBC USA Inc.
2.75%, 08/07/20	$1,460	$1,460,696
5.00%, 09/27/20	120	120,624
Huntington Bancshares Inc./OH
2.30%, 01/14/22 (Call 12/14/21)	1,224	1,254,898
2.63%, 08/06/24 (Call 07/06/24)	875	933,841
3.15%, 03/14/21 (Call 02/14/21)	1,033	1,048,196
Huntington National Bank (The)
1.80%, 02/03/23 (Call 01/03/23)	311	320,133
3.13%, 04/01/22 (Call 03/01/22)	910	947,921
3.55%, 10/06/23 (Call 09/06/23)	451	494,249
ING Groep NV
3.15%, 03/29/22	710	738,945
3.55%, 04/09/24	1,370	1,499,251
4.10%, 10/02/23	1,423	1,568,580
JPMorgan Chase & Co.
1.51%, 06/01/24 (Call 06/01/23)(c)	160	163,771
2.01%, 03/13/26 (Call 03/13/25)(c)	1,245	1,300,756
2.08%, 04/22/26 (Call 04/22/25)(c)	1,000	1,049,754
2.30%, 08/15/21 (Call 08/15/20)	2,428	2,429,393
2.40%, 06/07/21 (Call 05/07/21)	1,884	1,911,655
2.55%, 10/29/20 (Call 09/29/20)	773	774,809
2.55%, 03/01/21 (Call 02/01/21)	3,393	3,432,165
2.70%, 05/18/23 (Call 03/18/23)	1,755	1,856,762
2.78%, 04/25/23 (Call 04/25/22)(c)	1,390	1,443,175
2.97%, 01/15/23 (Call 01/15/22)	1,606	1,664,642
3.13%, 01/23/25 (Call 10/23/24)(a)	3,023	3,312,952
3.20%, 01/25/23	3,599	3,839,063
3.21%, 04/01/23 (Call 04/01/22)(c)	2,389	2,495,586
3.22%, 03/01/25 (Call 03/01/24)(c)	2,000	2,165,064
3.25%, 09/23/22	2,544	2,698,677
3.38%, 05/01/23(a)	2,030	2,174,698
3.51%, 06/18/22 (Call 06/18/21)(c)	1,622	1,664,076
3.56%, 04/23/24 (Call 04/23/23)(c)	1,989	2,141,956
3.63%, 05/13/24(a)	1,310	1,454,159
3.80%, 07/23/24 (Call 07/23/23)(c)	2,409	2,624,978
3.88%, 02/01/24	1,017	1,130,661
3.88%, 09/10/24	3,444	3,836,235
4.02%, 12/05/24 (Call 12/05/23)(c)	2,960	3,275,698
4.35%, 08/15/21	2,960	3,082,258
4.50%, 01/24/22	3,126	3,313,998
4.63%, 05/10/21	774	799,648
KeyBank N.A./Cleveland OH
2.30%, 09/14/22(a)	1,093	1,134,023
3.30%, 02/01/22	965	1,006,637
3.35%, 06/15/21	71	72,905
KeyBank NA/Cleveland OH, 1.25%, 03/10/23	250	255,056
KeyCorp
2.90%, 09/15/20	689	691,026
5.10%, 03/24/21	906	932,969
Lloyds Bank PLC, 6.38%, 01/21/21	237	243,594
Lloyds Banking Group PLC
2.44%, 02/05/26 (Call 02/05/25)(c)	200	209,523
2.91%, 11/07/23 (Call 11/07/22)(a)(c)	1,952	2,041,396
3.00%, 01/11/22	1,700	1,759,667
3.10%, 07/06/21	850	871,290
3.87%, 07/09/25 (Call 07/09/24)(c)	2,000	2,203,308
3.90%, 03/12/24	1,365	1,506,682
4.05%, 08/16/23	2,080	2,277,015
4.45%, 05/08/25	1,520	1,749,553

4

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.50%, 11/04/24	$842	$925,163
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)(a)	538	589,752
Manufacturers & Traders Trust Co., 2.63%, 01/25/21 (Call 12/25/20)	537	541,847
Mitsubishi UFJ Financial Group Inc.
2.19%, 09/13/21	1,392	1,417,884
2.19%, 02/25/25	2,930	3,078,163
2.53%, 09/13/23	546	574,038
2.62%, 07/18/22	1,560	1,621,655
2.67%, 07/25/22	2,170	2,258,102
2.80%, 07/18/24	2,315	2,483,154
2.95%, 03/01/21(a)	1,771	1,796,003
3.00%, 02/22/22	406	421,280
3.22%, 03/07/22	1,507	1,571,068
3.41%, 03/07/24	1,544	1,676,514
3.46%, 03/02/23	1,020	1,089,800
3.54%, 07/26/21	474	488,913
3.76%, 07/26/23	1,550	1,684,691
Mizuho Financial Group Inc.
1.24%, 07/10/24 (Call 07/10/23)(c)	545	551,086
2.60%, 09/11/22	2,175	2,260,870
2.72%, 07/16/23 (Call 07/16/22)(c)	609	630,536
2.95%, 02/28/22	1,367	1,418,465
3.55%, 03/05/23	832	892,348
3.92%, 09/11/24 (Call 09/11/23)(c)	1,250	1,359,928
Morgan Stanley
2.19%, 04/28/26 (Call 04/28/25)(c)	1,105	1,162,448
2.50%, 04/21/21	2,134	2,167,717
2.63%, 11/17/21	3,452	3,549,645
2.72%, 07/22/25 (Call 07/22/24)(c)	3,000	3,206,258
2.75%, 05/19/22	2,827	2,938,289
3.13%, 01/23/23	3,215	3,415,208
3.70%, 10/23/24	3,780	4,220,099
3.74%, 04/24/24 (Call 04/24/23)(c)	2,856	3,085,979
3.75%, 02/25/23	2,087	2,255,490
4.10%, 05/22/23	2,109	2,290,705
4.88%, 11/01/22	2,347	2,553,701
5.50%, 07/28/21	2,322	2,438,457
5.75%, 01/25/21	1,464	1,501,713
Series F, 3.88%, 04/29/24(a)	2,439	2,720,026
MUFG Union Bank N.A., 3.15%, 04/01/22 (Call 03/01/22)	305	318,209
National Australia Bank Ltd./New York
1.88%, 07/12/21	1,170	1,188,109
1.88%, 12/13/22	787	813,692
2.50%, 01/12/21	395	398,783
2.50%, 05/22/22	1,365	1,415,423
2.63%, 01/14/21(a)	1,130	1,140,904
2.80%, 01/10/22	1,382	1,428,788
3.00%, 01/20/23(a)	681	722,712
3.70%, 11/04/21	805	839,214
National Bank of Canada, 2.20%, 11/02/20 (Call 10/02/20)	285	285,624
Natwest Group PLC
2.36%, 05/22/24 (Call 05/22/23)(c)	1,128	1,166,615
3.50%, 05/15/23 (Call 05/15/22)(c)	2,006	2,094,483
3.88%, 09/12/23	1,433	1,556,811
4.27%, 03/22/25 (Call 03/22/24)(a)(c)	2,205	2,427,352
4.52%, 06/25/24 (Call 06/25/23)(c)	1,277	1,396,326
5.13%, 05/28/24	2,401	2,653,759
6.00%, 12/19/23	1,970	2,219,367
6.10%, 06/10/23	1,212	1,340,510

Security	Par (000)	Value

Banks (continued)
6.13%, 12/15/22	$1,000	$1,095,130
Northern Trust Corp.
2.38%, 08/02/22	20	20,774
3.38%, 08/23/21(a)	90	93,014
3.45%, 11/04/20	317	319,490
PNC Bank N.A.
2.03%, 12/09/22 (Call 12/09/21)(c)	300	306,005
2.15%, 04/29/21 (Call 03/30/21)	779	788,665
2.23%, 07/22/22 (Call 07/22/21)(c)	495	503,841
2.45%, 11/05/20 (Call 10/06/20)	1,055	1,058,972
2.45%, 07/28/22 (Call 06/28/22)	748	776,933
2.50%, 01/22/21 (Call 12/23/20)	680	685,770
2.55%, 12/09/21 (Call 11/09/21)	895	920,204
2.63%, 02/17/22 (Call 01/18/22)	1,099	1,136,021
2.70%, 11/01/22 (Call 10/01/22)	1,230	1,289,217
2.95%, 01/30/23 (Call 12/30/22)	975	1,027,279
3.50%, 06/08/23 (Call 05/09/23)	1,558	1,687,074
3.80%, 07/25/23 (Call 06/25/23)	709	772,975
PNC Financial Services Group Inc. (The)
2.20%, 11/01/24 (Call 10/02/24)(a)	1,926	2,050,934
2.85%, 11/09/22(d)	55	57,941
3.30%, 03/08/22 (Call 02/06/22)	589	615,004
3.50%, 01/23/24 (Call 12/23/23)	1,826	2,000,703
3.90%, 04/29/24 (Call 03/29/24)(a)	557	619,417
Regions Bank/Birmingham AL, 3.37%, 08/13/21 (Call 08/13/20)(c)	296	296,144
Regions Financial Corp.
2.75%, 08/14/22 (Call 07/14/22)	1,591	1,658,531
3.80%, 08/14/23 (Call 07/14/23)	1,080	1,178,316
Royal Bank of Canada
1.60%, 04/17/23	41	42,246
1.95%, 01/17/23	1,055	1,093,271
2.25%, 11/01/24	1,658	1,765,053
2.50%, 01/19/21	1,866	1,884,852
2.55%, 07/16/24	1,540	1,649,514
2.75%, 02/01/22	1,288	1,334,947
2.80%, 04/29/22	1,126	1,173,605
3.20%, 04/30/21	1,868	1,908,895
3.70%, 10/05/23	1,752	1,923,332
Santander Holdings USA Inc.
3.40%, 01/18/23 (Call 12/18/22)	956	999,707
3.50%, 06/07/24 (Call 05/07/24)	696	744,553
3.70%, 03/28/22 (Call 02/28/22)	1,020	1,055,141
4.45%, 12/03/21 (Call 11/03/21)	214	222,270
Santander UK Group Holdings PLC
2.88%, 10/16/20	506	508,601
2.88%, 08/05/21	1,919	1,964,560
3.13%, 01/08/21	1,421	1,435,328
3.37%, 01/05/24 (Call 01/05/23)(c)	969	1,020,827
3.57%, 01/10/23 (Call 01/10/22)	878	908,698
4.80%, 11/15/24 (Call 11/15/23)(c)	898	997,709
Santander UK PLC
2.10%, 01/13/23(a)	1,000	1,036,633
2.13%, 11/03/20	814	816,833
3.40%, 06/01/21	1,050	1,076,034
3.75%, 11/15/21	475	493,971
4.00%, 03/13/24	1,185	1,316,599
Skandinaviska Enskilda Banken AB
1.88%, 09/13/21	679	690,467
2.63%, 03/15/21	52	52,686

5

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.80%, 03/11/22	$460	$477,600
State Street Corp.
1.95%, 05/19/21	489	495,539
2.55%, 08/18/20	724	724,652
3.10%, 05/15/23	633	679,516
3.30%, 12/16/24	675	753,909
3.70%, 11/20/23	849	941,740
4.38%, 03/07/21	201	205,864
Sumitomo Mitsui Banking Corp., 3.40%, 07/11/24	1,000	1,092,588
Sumitomo Mitsui Financial Group Inc.
2.06%, 07/14/21	1,440	1,462,930
2.35%, 01/15/25	1,480	1,570,644
2.44%, 10/19/21	888	909,673
2.45%, 09/27/24	1,200	1,269,341
2.70%, 07/16/24	1,793	1,913,398
2.78%, 07/12/22	1,505	1,568,738
2.78%, 10/18/22	1,564	1,639,741
2.85%, 01/11/22(a)	1,635	1,688,596
2.93%, 03/09/21(a)	1,612	1,637,030
3.10%, 01/17/23	2,264	2,403,861
3.75%, 07/19/23	373	405,232
3.94%, 10/16/23	1,000	1,101,400
Svenska Handelsbanken AB
1.88%, 09/07/21	775	788,447
1.95%, 09/08/20(a)	260	260,383
2.40%, 10/01/20	795	797,467
2.45%, 03/30/21(a)	1,113	1,128,583
3.35%, 05/24/21(a)	1,047	1,072,707
3.90%, 11/20/23	547	606,648
Synchrony Bank
3.00%, 06/15/22 (Call 05/15/22)	545	560,162
3.65%, 05/24/21 (Call 04/24/21)	175	177,795
Toronto-Dominion Bank (The)
1.80%, 07/13/21	1,758	1,783,890
1.90%, 12/01/22	856	885,832
2.13%, 04/07/21	2,000	2,025,452
2.50%, 12/14/20	1,092	1,100,764
2.55%, 01/25/21	1,815	1,834,471
2.65%, 06/12/24(a)	1,570	1,689,581
3.25%, 06/11/21	1,466	1,503,613
3.25%, 03/11/24	1,324	1,448,053
3.50%, 07/19/23	1,437	1,567,327
Truist Bank
1.25%, 03/09/23 (Call 02/09/23)	755	768,868
1.50%, 03/10/25 (Call 02/10/25)	770	797,551
2.15%, 12/06/24 (Call 11/05/24)	1,905	2,015,781
2.45%, 08/01/22 (Call 07/01/22)	556	577,519
2.63%, 01/15/22 (Call 12/15/21)	648	668,523
2.75%, 05/01/23 (Call 04/01/23)	200	211,513
2.80%, 05/17/22 (Call 04/17/22)	678	706,017
2.85%, 04/01/21 (Call 03/01/21)	328	332,836
3.00%, 02/02/23 (Call 01/02/23)	686	725,174
3.20%, 04/01/24 (Call 03/01/24)(a)	1,007	1,103,552
3.50%, 08/02/22 (Call 08/02/21)(c)	425	437,408
3.53%, 10/26/21 (Call 10/26/20)(a)(c)	579	583,247
3.69%, 08/02/24 (Call 08/02/23)(c)	492	534,932
Truist Financial Corp.
2.05%, 05/10/21 (Call 04/09/21)	678	686,134
2.15%, 02/01/21 (Call 01/01/21)	753	758,686
2.20%, 03/16/23 (Call 02/13/23)	986	1,027,035

Security	Par (000)	Value

Banks (continued)
2.50%, 08/01/24 (Call 07/01/24)	$1,447	$1,550,164
2.70%, 01/27/22 (Call 12/27/21)	1,642	1,695,034
2.75%, 04/01/22 (Call 03/01/22)	1,222	1,266,231
2.85%, 10/26/24 (Call 09/26/24)	30	32,547
2.90%, 03/03/21 (Call 02/03/21)	1,769	1,792,649
3.05%, 06/20/22 (Call 05/20/22)	741	776,395
3.20%, 09/03/21 (Call 08/03/21)	135	138,801
3.75%, 12/06/23 (Call 11/06/23)	1,334	1,467,431
4.00%, 05/01/25 (Call 03/01/25)	1,114	1,274,728
U.S. Bancorp.
1.45%, 05/12/25 (Call 04/11/25)	2,000	2,075,338
2.35%, 01/29/21 (Call 12/29/20)	1,388	1,399,679
2.40%, 07/30/24 (Call 06/28/24)	1,733	1,852,546
2.95%, 07/15/22 (Call 06/15/22)	1,245	1,304,126
3.00%, 03/15/22 (Call 02/15/22)	1,334	1,389,273
3.38%, 02/05/24 (Call 01/05/24)	1,676	1,832,306
3.70%, 01/30/24 (Call 12/29/23)	132	145,874
4.13%, 05/24/21 (Call 04/23/21)	48	49,322
Series V, 2.63%, 01/24/22 (Call 12/23/21)	1,932	1,993,704
U.S. Bank N.A./Cincinnati OH
1.80%, 01/21/22 (Call 12/21/21)	410	418,331
1.95%, 01/09/23 (Call 12/09/22)	1,000	1,038,496
2.05%, 10/23/20 (Call 09/23/20)	575	576,414
2.05%, 01/21/25 (Call 12/20/24)	866	919,633
2.65%, 05/23/22 (Call 04/22/22)	306	318,356
2.80%, 01/27/25 (Call 12/27/24)	1,220	1,333,305
2.85%, 01/23/23 (Call 12/23/22)	275	290,981
3.00%, 02/04/21 (Call 01/04/21)	160	161,830
3.15%, 04/26/21 (Call 03/26/21)	425	433,267
3.40%, 07/24/23 (Call 06/23/23)	1,371	1,493,174
3.45%, 11/16/21 (Call 10/15/21)	528	548,297
Wells Fargo & Co.
1.65%, 06/02/24 (Call 06/02/23)(c)	2,137	2,177,232
2.10%, 07/26/21	3,029	3,080,889
2.16%, 02/11/26 (Call 02/11/25)(c)	600	625,012
2.50%, 03/04/21	3,111	3,149,450
2.55%, 12/07/20	1,719	1,731,485
2.63%, 07/22/22	3,766	3,915,543
3.00%, 01/22/21	2,122	2,148,192
3.00%, 02/19/25	1,394	1,513,959
3.07%, 01/24/23 (Call 01/24/22)	4,001	4,140,154
3.30%, 09/09/24	2,594	2,855,515
3.50%, 03/08/22(a)	2,425	2,537,455
3.75%, 01/24/24 (Call 12/24/23)	3,240	3,548,799
4.13%, 08/15/23(a)	1,748	1,907,598
4.48%, 01/16/24	180	199,846
4.60%, 04/01/21(a)	1,927	1,981,241
Series M, 3.45%, 02/13/23	1,389	1,477,801
Wells Fargo Bank N.A.
2.08%, 09/09/22 (Call 09/09/21)(c)	991	1,007,135
2.60%, 01/15/21(a)	1,756	1,774,689
2.90%, 05/27/22 (Call 05/27/21)(c)	280	285,676
3.55%, 08/14/23 (Call 07/14/23)	2,738	2,975,927
3.63%, 10/22/21 (Call 09/21/21)(a)	1,000	1,037,262
Westpac Banking Corp.
2.00%, 08/19/21	879	894,566
2.00%, 01/13/23	205	212,495
2.10%, 05/13/21(a)	920	932,844
2.35%, 02/19/25	1,010	1,081,717
2.50%, 06/28/22(a)	1,425	1,482,415

6

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.60%, 11/23/20	$1,012	$1,019,320
2.65%, 01/25/21	1,003	1,014,207
2.80%, 01/11/22	930	962,281
3.30%, 02/26/24	1,012	1,104,283
3.65%, 05/15/23	1,275	1,384,716

		663,326,761

Beverages — 2.1%
Anheuser-Busch InBev Finance Inc.
3.30%, 02/01/23 (Call 12/01/22)	1,867	1,987,941
3.70%, 02/01/24	1,173	1,295,301
Anheuser-Busch InBev Worldwide Inc.
3.50%, 01/12/24 (Call 12/12/23)(a)	503	551,847
4.15%, 01/23/25 (Call 12/23/24)(a)	2,662	3,034,954
Coca-Cola Co. (The)
1.55%, 09/01/21	403	408,886
1.75%, 09/06/24(a)	1,386	1,458,242
2.20%, 05/25/22	313	323,544
2.45%, 11/01/20	849	853,594
2.50%, 04/01/23(a)	214	226,806
2.95%, 03/25/25	1,256	1,395,059
3.15%, 11/15/20	659	664,393
3.20%, 11/01/23	1,804	1,965,633
3.30%, 09/01/21	526	542,557
Constellation Brands Inc.
2.65%, 11/07/22 (Call 10/07/22)	924	964,686
2.70%, 05/09/22 (Call 04/09/22)	772	800,088
3.20%, 02/15/23 (Call 01/15/23)	663	702,919
3.75%, 05/01/21	49	50,320
4.25%, 05/01/23	1,076	1,183,936
Diageo Capital PLC
2.13%, 10/24/24 (Call 09/24/24)	556	588,940
2.63%, 04/29/23 (Call 01/29/23)	934	983,729
3.50%, 09/18/23 (Call 08/18/23)	494	537,789
Diageo Investment Corp., 2.88%, 05/11/22	747	779,402
Keurig Dr Pepper Inc.
3.13%, 12/15/23 (Call 10/15/23)	157	169,407
3.55%, 05/25/21	1,256	1,287,493
4.06%, 05/25/23 (Call 04/25/23)	2,475	2,707,361
Molson Coors Beverage Co., 2.10%, 07/15/21 (Call 06/15/21)	1,320	1,332,933
PepsiCo Inc.
0.75%, 05/01/23	730	739,387
1.70%, 10/06/21 (Call 09/06/21)	733	744,722
2.00%, 04/15/21 (Call 03/15/21)	764	771,986
2.25%, 05/02/22 (Call 04/02/22)	331	342,214
2.25%, 03/19/25 (Call 02/19/25)	1,761	1,894,820
2.75%, 03/05/22	1,626	1,692,325
2.75%, 03/01/23	1,303	1,382,183
3.00%, 08/25/21	803	825,989
3.10%, 07/17/22 (Call 05/17/22)	700	735,195
3.13%, 11/01/20	223	224,554
3.50%, 07/17/25 (Call 04/17/25)	1,000	1,139,960
3.60%, 03/01/24 (Call 12/01/23)	1,945	2,145,405

		39,436,500

Biotechnology — 1.0%
Amgen Inc.
1.90%, 02/21/25 (Call 01/21/25)	435	458,487
2.25%, 08/19/23 (Call 06/19/23)(a)	719	755,286
2.65%, 05/11/22 (Call 04/11/22)(a)	1,682	1,745,648

Security	Par (000)	Value

Biotechnology (continued)
2.70%, 05/01/22 (Call 03/01/22)	$338	$350,024
3.13%, 05/01/25 (Call 02/01/25)	1,022	1,131,897
3.63%, 05/15/22 (Call 02/15/22)	1,151	1,206,595
3.63%, 05/22/24 (Call 02/22/24)	368	408,028
3.88%, 11/15/21 (Call 08/15/21)	1,651	1,710,273
Biogen Inc., 3.63%, 09/15/22	1,014	1,081,230
Gilead Sciences Inc.
1.95%, 03/01/22 (Call 02/01/22)	55	56,295
2.50%, 09/01/23 (Call 07/01/23)	1,063	1,123,188
3.25%, 09/01/22 (Call 07/01/22)	1,044	1,100,468
3.50%, 02/01/25 (Call 11/01/24)	2,027	2,270,700
3.70%, 04/01/24 (Call 01/01/24)	2,166	2,397,955
4.40%, 12/01/21 (Call 09/01/21)	1,755	1,831,032
4.50%, 04/01/21 (Call 01/01/21)	920	936,477

		18,563,583

Building Materials — 0.1%
Carrier Global Corp.
1.92%, 02/15/23 (Call 01/15/23)(b)	255	261,872
2.24%, 02/15/25 (Call 01/15/25)(b)	1,911	1,996,337
Fortune Brands Home & Security Inc., 4.00%, 09/21/23 (Call 08/21/23)	6	6,583

		2,264,792

Chemicals — 0.8%
Celanese U.S. Holdings LLC, 3.50%, 05/08/24 (Call 04/08/24)	712	757,103
Dow Chemical Co. (The)
3.15%, 05/15/24 (Call 04/15/24)(a)	212	228,074
3.50%, 10/01/24 (Call 07/01/24)	654	714,047
DuPont de Nemours Inc.
2.17%, 05/01/23	1,790	1,825,810
3.77%, 11/15/20	363	366,601
4.21%, 11/15/23 (Call 10/15/23)(a)	2,665	2,943,086
Eastman Chemical Co.
3.60%, 08/15/22 (Call 05/15/22)	280	292,369
3.80%, 03/15/25 (Call 12/15/24)	25	27,589
Ecolab Inc.
2.38%, 08/10/22 (Call 07/10/22)	426	442,325
4.35%, 12/08/21	1,411	1,485,842
EI du Pont de Nemours and Co., 1.70%, 07/15/25 (Call 06/15/25)	165	172,066
LYB International Finance BV, 4.00%, 07/15/23	757	826,561
LyondellBasell Industries NV
5.75%, 04/15/24 (Call 01/15/24)	386	448,528
6.00%, 11/15/21 (Call 08/17/21)	1,175	1,238,860
Mosaic Co. (The)
3.25%, 11/15/22 (Call 10/15/22)	450	464,319
4.25%, 11/15/23 (Call 08/15/23)	326	348,495
Nutrien Ltd., 3.63%, 03/15/24 (Call 12/15/23)	90	98,529
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	543	560,713
2.45%, 02/15/22 (Call 11/15/21)	395	405,233
2.70%, 02/21/23 (Call 11/21/22)	125	131,217
3.00%, 09/01/21	538	553,526
4.05%, 03/15/21	232	237,319
Sherwin-Williams Co. (The)
2.75%, 06/01/22 (Call 05/01/22)	235	243,288
3.13%, 06/01/24 (Call 04/01/24)	150	162,851
Syngenta Finance NV, 3.13%, 03/28/22	59	60,284

		15,034,635

7

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services — 0.6%
Automatic Data Processing Inc., 2.25%, 09/15/20 (Call 08/15/20)	$1,282	$1,285,002
Block Financial LLC
4.13%, 10/01/20 (Call 09/01/20)	1,167	1,169,838
5.50%, 11/01/22 (Call 05/01/22)	130	138,638
Equifax Inc.
2.60%, 12/01/24 (Call 11/01/24)	445	475,297
3.30%, 12/15/22 (Call 09/15/22)	210	220,876
Global Payments Inc.
2.65%, 02/15/25 (Call 01/15/25)	832	891,896
3.75%, 06/01/23 (Call 03/01/23)	375	403,594
3.80%, 04/01/21 (Call 03/01/21)	993	1,012,055
4.00%, 06/01/23 (Call 05/01/23)	450	489,905
IHS Markit Ltd., 4.13%, 08/01/23 (Call 07/01/23)(a)	778	852,210
Moody’s Corp.
2.63%, 01/15/23 (Call 12/15/22)	25	26,230
2.75%, 12/15/21 (Call 11/15/21)	231	237,480
3.75%, 03/24/25 (Call 02/24/25)	25	28,429
4.50%, 09/01/22 (Call 06/01/22)	478	512,012
4.88%, 02/15/24 (Call 11/15/23)(a)	163	185,043
PayPal Holdings Inc.
1.35%, 06/01/23	230	235,719
1.65%, 06/01/25 (Call 05/01/25)	1,260	1,313,447
2.40%, 10/01/24 (Call 09/01/24)	1,580	1,691,861
RELX Capital Inc., 3.50%, 03/16/23 (Call 02/16/23)	804	861,809

		12,031,341

Computers — 3.8%
Apple Inc.
0.75%, 05/11/23	886	895,815
1.13%, 05/11/25 (Call 04/11/25)	2,707	2,781,528
1.55%, 08/04/21 (Call 07/04/21)	1,389	1,405,387
1.70%, 09/11/22	422	434,585
1.80%, 09/11/24 (Call 08/11/24)	715	751,933
2.00%, 11/13/20	319	320,574
2.10%, 09/12/22 (Call 08/12/22)	1,447	1,499,258
2.15%, 02/09/22	1,443	1,484,621
2.25%, 02/23/21 (Call 01/23/21)	3,148	3,174,284
2.30%, 05/11/22 (Call 04/11/22)	1,427	1,475,683
2.40%, 01/13/23 (Call 12/13/22)	512	536,768
2.40%, 05/03/23	4,176	4,411,596
2.50%, 02/09/22 (Call 01/09/22)	1,745	1,801,609
2.50%, 02/09/25	1,755	1,905,954
2.70%, 05/13/22	708	737,817
2.75%, 01/13/25 (Call 11/13/24)	1,151	1,257,363
2.85%, 05/06/21	2,688	2,741,611
2.85%, 02/23/23 (Call 12/23/22)(a)	1,173	1,243,394
2.85%, 05/11/24 (Call 03/11/24)	1,684	1,824,170
3.00%, 02/09/24 (Call 12/09/23)	2,176	2,359,370
3.20%, 05/13/25	1,965	2,207,131
3.45%, 05/06/24	2,840	3,149,822
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (Call 06/15/24)(b)	1,371	1,488,334
4.42%, 06/15/21 (Call 05/15/21)(b)	3,067	3,151,626
5.45%, 06/15/23 (Call 04/15/23)(b)	3,084	3,398,608
5.85%, 07/15/25 (Call 06/15/25)(b)	180	210,254
DXC Technology Co.
4.00%, 04/15/23	20	21,162
4.13%, 04/15/25 (Call 03/15/25)	30	32,367
4.25%, 04/15/24 (Call 02/15/24)(a)	460	495,026

Security	Par (000)	Value

Computers (continued)
Hewlett Packard Enterprise Co.
1.45%, 04/01/24 (Call 03/01/24)	$475	$476,600
2.25%, 04/01/23 (Call 03/01/23)	1,029	1,064,527
3.50%, 10/05/21 (Call 09/05/21)(a)	569	586,918
3.60%, 10/15/20 (Call 08/17/20)	1,755	1,760,106
4.40%, 10/15/22 (Call 08/15/22)	1,304	1,395,767
4.45%, 10/02/23 (Call 09/02/23)	726	796,750
4.65%, 10/01/24 (Call 09/01/24)	505	567,895
HP Inc., 4.05%, 09/15/22	205	218,853
IBM Credit LLC
2.20%, 09/08/22(a)	800	830,056
2.65%, 02/05/21	540	546,494
3.00%, 02/06/23	1,078	1,148,272
3.60%, 11/30/21	925	965,077
International Business Machines Corp.
1.88%, 08/01/22	638	657,054
2.50%, 01/27/22	1,656	1,708,930
2.85%, 05/13/22	1,489	1,555,625
3.00%, 05/15/24	3,252	3,543,066
3.38%, 08/01/23	1,548	1,680,665
3.63%, 02/12/24	2,280	2,521,493
NetApp Inc., 1.88%, 06/22/25 (Call 05/22/25)	560	580,364
Seagate HDD Cayman
4.09%, 06/01/29 (Call 03/01/29)(b)	833	881,786
4.75%, 06/01/23	1,060	1,130,006
4.88%, 03/01/24 (Call 01/01/24)(a)	655	712,208

		72,526,162

Cosmetics & Personal Care — 0.6%
Colgate-Palmolive Co.
1.95%, 02/01/23(a)	51	53,172
2.30%, 05/03/22	215	222,493
3.25%, 03/15/24	364	400,146
Estee Lauder Companies Inc. (The), 2.00%, 12/01/24 (Call 11/01/24)	741	785,162
Procter & Gamble Co. (The)
1.70%, 11/03/21	720	732,686
2.15%, 08/11/22	1,578	1,639,721
2.30%, 02/06/22	700	722,264
2.45%, 03/25/25 (Call 02/25/25)	1,169	1,271,677
3.10%, 08/15/23	131	142,251
Unilever Capital Corp.
1.38%, 07/28/21	903	912,988
2.20%, 05/05/22 (Call 04/05/22)	925	953,194
2.60%, 05/05/24 (Call 03/05/24)	390	417,414
3.00%, 03/07/22	635	661,665
3.13%, 03/22/23 (Call 02/22/23)	680	726,667
3.25%, 03/07/24 (Call 02/07/24)(a)	475	519,540
4.25%, 02/10/21	697	711,536

		10,872,576

Distribution & Wholesale — 0.0%
WW Grainger Inc., 1.85%, 02/15/25 (Call 01/15/25)	116	122,048

Diversified Financial Services — 4.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.88%, 08/14/24 (Call 07/14/24)	560	533,814
3.30%, 01/23/23 (Call 12/23/22)	783	772,253
3.50%, 05/26/22 (Call 04/26/22)	550	545,875
3.50%, 01/15/25 (Call 11/15/24)	160	152,640
3.95%, 02/01/22 (Call 01/01/22)(a)	1,644	1,654,242
4.13%, 07/03/23 (Call 06/03/23)	275	275,623

8

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
4.50%, 05/15/21(a)	$2,650	$2,682,035
4.63%, 10/30/20	1,203	1,209,336
4.63%, 07/01/22	335	338,472
4.88%, 01/16/24 (Call 12/16/23)	1,150	1,168,617
5.00%, 10/01/21	305	309,778
Air Lease Corp.
2.25%, 01/15/23	736	721,740
2.30%, 02/01/25 (Call 01/01/25)	264	251,950
2.50%, 03/01/21	371	372,169
2.63%, 07/01/22 (Call 06/01/22)(a)	716	713,063
2.75%, 01/15/23 (Call 12/15/22)(a)	1,005	996,206
3.00%, 09/15/23 (Call 07/15/23)(a)	222	220,901
3.25%, 03/01/25 (Call 01/01/25)	35	35,243
3.38%, 06/01/21	555	557,428
3.50%, 01/15/22	340	343,985
3.75%, 02/01/22 (Call 12/01/21)	105	105,453
3.88%, 04/01/21 (Call 03/01/21)	399	401,793
3.88%, 07/03/23 (Call 06/03/23)	660	669,777
4.25%, 02/01/24 (Call 01/01/24)	940	962,042
4.25%, 09/15/24 (Call 06/15/24)	814	830,174
Aircastle Ltd.
4.40%, 09/25/23 (Call 08/25/23)	575	564,144
5.00%, 04/01/23(a)	494	494,968
5.13%, 03/15/21	81	82,055
5.50%, 02/15/22	214	217,109
Ally Financial Inc.
3.88%, 05/21/24 (Call 04/21/24)	819	872,841
4.13%, 02/13/22	674	698,459
4.25%, 04/15/21	595	605,764
4.63%, 03/30/25	160	177,200
5.13%, 09/30/24	838	939,348
5.80%, 05/01/25 (Call 04/01/25)	765	888,021
American Express Co.
2.20%, 10/30/20 (Call 09/29/20)	680	682,028
2.50%, 08/01/22 (Call 07/01/22)	2,265	2,351,548
2.50%, 07/30/24 (Call 06/30/24)	2,871	3,075,087
2.65%, 12/02/22	1,259	1,322,781
2.75%, 05/20/22 (Call 04/20/22)	877	912,542
3.00%, 02/22/21 (Call 01/22/21)(a)	522	528,463
3.00%, 10/30/24 (Call 09/29/24)	1,271	1,389,151
3.38%, 05/17/21 (Call 04/17/21)	1,122	1,145,366
3.40%, 02/27/23 (Call 01/27/23)	2,215	2,369,609
3.40%, 02/22/24 (Call 01/22/24)	1,103	1,207,472
3.70%, 11/05/21 (Call 10/05/21)	588	610,405
3.70%, 08/03/23 (Call 07/03/23)	1,692	1,845,049
American Express Credit Corp.
2.25%, 05/05/21 (Call 04/04/21)	2,170	2,197,781
2.70%, 03/03/22 (Call 01/31/22)	2,195	2,273,874
Ameriprise Financial Inc.
3.00%, 03/22/22	197	205,009
3.00%, 04/02/25 (Call 03/02/25)	337	368,084
4.00%, 10/15/23	746	827,701
Brookfield Finance Inc., 4.00%, 04/01/24 (Call 02/01/24)	706	770,986
Capital One Bank USA N.A., 3.38%, 02/15/23	640	676,988
Capital One Financial Corp.
2.40%, 10/30/20 (Call 09/30/20)	28	28,091
2.60%, 05/11/23 (Call 04/11/23)	250	262,306
3.05%, 03/09/22 (Call 02/09/22)	2,097	2,175,689
3.20%, 01/30/23 (Call 12/30/22)	2,076	2,195,472
3.20%, 02/05/25 (Call 01/05/25)	464	504,131

Security	Par (000)	Value

Diversified Financial Services (continued)
3.30%, 10/30/24 (Call 09/30/24)	$1,268	$1,382,251
3.45%, 04/30/21 (Call 03/30/21)	1,328	1,354,604
3.50%, 06/15/23	1,603	1,723,808
3.75%, 04/24/24 (Call 03/24/24)	496	542,608
3.90%, 01/29/24 (Call 12/29/23)	769	841,807
4.75%, 07/15/21	1,099	1,144,312
Charles Schwab Corp. (The)
2.65%, 01/25/23 (Call 12/25/22)	1,254	1,319,254
3.25%, 05/21/21 (Call 04/21/21)	973	994,134
3.55%, 02/01/24 (Call 01/01/24)(a)	190	209,293
4.20%, 03/24/25 (Call 02/24/25)	796	918,927
CME Group Inc.
3.00%, 09/15/22	971	1,023,905
3.00%, 03/15/25 (Call 12/15/24)	778	856,891
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)(a)	50	54,406
3.85%, 11/21/22	693	736,047
3.95%, 11/06/24 (Call 08/06/24)	408	447,348
GE Capital Funding LLC, 3.45%, 05/15/25 (Call 04/15/25)(b)	550	579,755
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20	4,800	4,824,960
Intercontinental Exchange Inc.
2.35%, 09/15/22 (Call 08/15/22)	967	1,004,422
4.00%, 10/15/23	86	95,429
International Lease Finance Corp., 5.88%, 08/15/22(a)	678	727,155
Jefferies Financial Group Inc., 5.50%, 10/18/23 (Call 01/18/23)	462	505,703
Jefferies Group LLC
5.13%, 01/20/23	622	679,846
6.88%, 04/15/21	466	484,267
Mastercard Inc.
2.00%, 03/03/25 (Call 02/03/25)	1,405	1,496,816
3.38%, 04/01/24	373	413,298
Nasdaq Inc., 4.25%, 06/01/24 (Call 03/01/24)	163	181,862
Nomura Holdings Inc., 2.65%, 01/16/25(a)	1,119	1,174,822
ORIX Corp.
2.90%, 07/18/22	122	126,466
3.25%, 12/04/24(a)	80	86,943
4.05%, 01/16/24(a)	250	273,896
Synchrony Financial
2.85%, 07/25/22 (Call 06/25/22)	352	359,937
3.75%, 08/15/21 (Call 06/15/21)	825	840,534
4.25%, 08/15/24 (Call 05/15/24)	1,136	1,203,657
4.38%, 03/19/24 (Call 02/19/24)	317	336,679
Visa Inc.
2.15%, 09/15/22 (Call 08/15/22)(a)	1,185	1,230,466
2.20%, 12/14/20 (Call 11/14/20)	2,674	2,688,493
2.80%, 12/14/22 (Call 10/14/22)	2,205	2,328,396
Western Union Co. (The)
2.85%, 01/10/25 (Call 12/10/24)(a)	590	620,063
3.60%, 03/15/22 (Call 02/15/22)	25	25,951

		88,129,542

Electric — 2.7%
Alabama Power Co., Series 17-A, 2.45%, 03/30/22 (Call 02/28/22)	130	133,626
American Electric Power Co. Inc., 2.15%, 11/13/20	359	360,595
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	43	46,839
3.20%, 04/15/25 (Call 03/15/25)	75	83,077

9

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Berkshire Hathaway Energy Co.
3.75%, 11/15/23 (Call 08/15/23)	$654	$719,346
4.05%, 04/15/25 (Call 03/15/25)(b)	1,137	1,307,948
CenterPoint Energy Inc.
2.50%, 09/01/22 (Call 08/01/22)	466	482,751
2.50%, 09/01/24 (Call 08/01/24)	455	485,787
3.60%, 11/01/21	425	440,403
3.85%, 02/01/24 (Call 01/01/24)	578	636,002
Consolidated Edison Inc., 2.00%, 05/15/21 (Call 04/15/21)	427	428,545
Dominion Energy Inc.
2.72%, 08/15/21(d)	875	893,687
3.07%, 08/15/24(d)	757	821,172
4.10%, 04/01/21(d)	462	472,246
DTE Energy Co.
2.25%, 11/01/22	713	736,426
Series C, 2.53%, 10/01/24	352	375,241
Series D, 3.70%, 08/01/23 (Call 07/01/23)	580	627,603
Duke Energy Carolinas LLC
2.50%, 03/15/23 (Call 01/15/23)	274	287,514
3.05%, 03/15/23 (Call 02/15/23)	475	504,490
3.90%, 06/15/21 (Call 03/15/21)	683	698,545
Duke Energy Corp.
1.80%, 09/01/21 (Call 08/01/21)	1,042	1,056,925
2.40%, 08/15/22 (Call 07/15/22)(a)	871	902,437
3.05%, 08/15/22 (Call 05/15/22)	465	485,281
3.55%, 09/15/21 (Call 06/15/21)	499	512,242
3.75%, 04/15/24 (Call 01/15/24)	1,100	1,214,927
Duke Energy Progress LLC
2.80%, 05/15/22 (Call 02/15/22)	694	720,256
3.00%, 09/15/21 (Call 06/15/21)	131	134,027
Edison International, 3.55%, 11/15/24 (Call 10/15/24)	850	910,438
Emera U.S. Finance LP, 2.70%, 06/15/21 (Call 05/15/21)	954	970,106
Entergy Corp., 4.00%, 07/15/22 (Call 05/15/22)	400	424,897
Evergy Inc., 2.45%, 09/15/24 (Call 08/15/24)	818	873,860
Exelon Corp.
3.50%, 06/01/22 (Call 05/01/22)	950	995,198
3.95%, 06/15/25 (Call 03/15/25)	750	862,123
5.15%, 12/01/20 (Call 09/01/20)	931	934,147
Exelon Generation Co. LLC
3.25%, 06/01/25 (Call 05/01/25)	780	862,088
3.40%, 03/15/22 (Call 02/15/22)	610	635,750
4.25%, 06/15/22 (Call 03/15/22)	690	732,087
FirstEnergy Corp.
Series A, 2.85%, 07/15/22 (Call 05/15/22)(a)	675	690,530
Series B, 4.25%, 03/15/23 (Call 12/15/22)	815	863,599
Florida Power & Light Co., 2.85%, 04/01/25 (Call 03/01/25)	1,528	1,682,041
Interstate Power & Light Co., 3.25%, 12/01/24 (Call 09/01/24)	172	188,462
ITC Holdings Corp., 2.70%, 11/15/22 (Call 10/15/22)	110	114,765
MidAmerican Energy Co., 3.50%, 10/15/24 (Call 07/15/24)	365	405,698
NextEra Energy Capital Holdings Inc.
2.40%, 09/01/21	545	557,121
2.75%, 05/01/25 (Call 04/01/25)	1,080	1,181,466
2.80%, 01/15/23 (Call 12/15/22)	107	112,506
2.90%, 04/01/22	506	527,201
3.15%, 04/01/24 (Call 03/01/24)	1,268	1,381,000
Oncor Electric Delivery Co. LLC, 2.75%, 06/01/24 (Call 05/01/24)	365	394,342
Pacific Gas and Electric Co. 1.75%, 06/16/22 (Call 06/16/21)	6,545	6,569,371

Security	Par (000)	Value

Electric (continued)
3.45%, 07/01/25	$1,000	$1,069,529
PPL Capital Funding Inc., 3.40%, 06/01/23 (Call 03/01/23)	93	98,943
Progress Energy Inc., 4.40%, 01/15/21 (Call 10/15/20)	825	831,635
PSEG Power LLC
3.00%, 06/15/21 (Call 05/15/21)	825	841,956
3.85%, 06/01/23 (Call 05/01/23)	908	984,575
Public Service Enterprise Group Inc.
2.65%, 11/15/22 (Call 10/15/22)	360	375,767
2.88%, 06/15/24 (Call 05/15/24)	20	21,735
Puget Energy Inc., 6.00%, 09/01/21	85	89,637
Sempra Energy
2.88%, 10/01/22 (Call 07/01/22)	411	427,005
2.90%, 02/01/23 (Call 01/01/23)	425	446,098
3.55%, 06/15/24 (Call 03/15/24)	340	371,699
4.05%, 12/01/23 (Call 09/01/23)	198	218,464
Southern California Edison Co.
3.88%, 06/01/21 (Call 03/01/21)(a)	935	953,644
Series C, 3.50%, 10/01/23 (Call 07/01/23)	144	154,058
Southern Co. (The)
2.35%, 07/01/21 (Call 06/01/21)	1,950	1,980,854
2.95%, 07/01/23 (Call 05/01/23)	1,481	1,576,466
Virginia Electric & Power Co., Series C, 2.75%, 03/15/23 (Call 12/15/22)	694	729,976
WEC Energy Group Inc.
3.38%, 06/15/21	298	305,982
3.55%, 06/15/25 (Call 03/15/25)	500	561,072
Xcel Energy Inc., 3.30%, 06/01/25 (Call 12/01/24)	495	549,287

		51,025,116

Electrical Components & Equipment — 0.0%
Emerson Electric Co.
2.63%, 12/01/21 (Call 11/01/21)	254	261,343
2.63%, 02/15/23 (Call 11/15/22)	129	135,815

		397,158

Electronics — 0.3%
Agilent Technologies Inc., 3.88%, 07/15/23 (Call 04/15/23)	11	11,954
Arrow Electronics Inc., 3.25%, 09/08/24 (Call 07/08/24)(a)	417	441,375
Flex Ltd., 5.00%, 02/15/23	332	358,447
Fortive Corp., 2.35%, 06/15/21 (Call 05/15/21)(a)	141	143,186
Honeywell International Inc.
1.35%, 06/01/25 (Call 05/01/25)	361	373,512
1.85%, 11/01/21 (Call 10/01/21)	1,595	1,618,747
2.15%, 08/08/22 (Call 07/08/22)	246	253,496
2.30%, 08/15/24 (Call 07/15/24)(a)	630	675,557
4.25%, 03/01/21	129	131,943
Jabil Inc., 4.70%, 09/15/22	60	64,479
Keysight Technologies Inc., 4.55%, 10/30/24 (Call 07/30/24)(a)	263	297,379
Roper Technologies Inc.
2.35%, 09/15/24 (Call 08/15/24)(a)	553	588,032
2.80%, 12/15/21 (Call 11/15/21)	300	308,178
3.00%, 12/15/20 (Call 11/15/20)	158	159,236
3.13%, 11/15/22 (Call 08/15/22)	582	611,522
3.65%, 09/15/23 (Call 08/15/23)	560	609,286

		6,646,329

Environmental Control — 0.3%
Republic Services Inc.
2.50%, 08/15/24 (Call 07/15/24)	979	1,047,517
3.20%, 03/15/25 (Call 12/15/24)	137	151,468
3.55%, 06/01/22 (Call 03/01/22)	511	535,989

10

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Environmental Control (continued)
4.75%, 05/15/23 (Call 02/15/23)(a)	$175	$194,059
5.25%, 11/15/21	581	617,041
Waste Management Inc.
2.40%, 05/15/23 (Call 03/15/23)	652	679,689
2.90%, 09/15/22 (Call 06/15/22)	608	636,069
3.13%, 03/01/25 (Call 12/01/24)	820	899,113

		4,760,945

Food — 0.8%
Campbell Soup Co., 3.65%, 03/15/23 (Call 02/15/23)	592	634,766
Conagra Brands Inc.
3.20%, 01/25/23 (Call 10/25/22)	774	819,549
3.80%, 10/22/21	1,373	1,427,880
4.30%, 05/01/24 (Call 04/01/24)	905	1,012,734
General Mills Inc.
2.60%, 10/12/22 (Call 09/12/22)	416	434,435
3.15%, 12/15/21 (Call 09/15/21)	869	895,222
3.20%, 04/16/21	85	86,699
3.70%, 10/17/23 (Call 09/17/23)	650	713,546
4.00%, 04/17/25 (Call 02/17/25)	610	697,243
Hershey Co. (The), 3.38%, 05/15/23 (Call 04/15/23)	593	640,623
JM Smucker Co. (The)
3.50%, 10/15/21	475	491,936
3.50%, 03/15/25	20	22,460
Kellogg Co.
2.65%, 12/01/23	32	34,017
4.00%, 12/15/20	83	84,138
Kroger Co. (The)
2.95%, 11/01/21 (Call 10/01/21)	306	314,721
3.30%, 01/15/21 (Call 12/15/20)	914	923,803
3.40%, 04/15/22 (Call 01/15/22)	249	259,331
3.85%, 08/01/23 (Call 05/01/23)	305	331,938
4.00%, 02/01/24 (Call 11/01/23)	84	92,862
McCormick & Co. Inc./MD, 3.15%, 08/15/24 (Call 06/15/24)	480	524,132
Mondelez International Inc.
1.50%, 05/04/25 (Call 04/04/25)	15	15,567
2.13%, 04/13/23 (Call 03/13/23)	20	20,831
3.63%, 05/07/23 (Call 04/07/23)	898	970,910
Sysco Corp.
2.50%, 07/15/21 (Call 06/15/21)	607	614,739
2.60%, 10/01/20 (Call 09/01/20)	484	484,695
3.55%, 03/15/25 (Call 01/15/25)	274	299,781
5.65%, 04/01/25 (Call 03/01/25)	1,020	1,205,629
Tyson Foods Inc.
2.25%, 08/23/21 (Call 07/23/21)	430	436,602
3.95%, 08/15/24 (Call 05/15/24)(a)	778	866,485
4.50%, 06/15/22 (Call 03/15/22)	440	468,501

		15,825,775

Forest Products & Paper — 0.0%
Georgia-Pacific LLC, 8.00%, 01/15/24(a)	163	202,319

Gas — 0.1%
CenterPoint Energy Resources Corp., 4.50%, 01/15/21 (Call 10/15/20)	390	393,258
Dominion Energy Gas Holdings LLC, Series A, 2.50%, 11/15/24 (Call 10/15/24)	805	864,154
National Fuel Gas Co., 3.75%, 03/01/23 (Call 12/01/22)	219	223,091
NiSource Inc., 2.65%, 11/17/22 (Call 10/17/22)	56	58,604

		1,539,107

Security	Par (000)	Value

Hand & Machine Tools — 0.0%
Stanley Black & Decker Inc., 2.90%, 11/01/22	$75	$78,477

Health Care – Products — 0.9%
Abbott Laboratories
2.95%, 03/15/25 (Call 12/15/24)	1,243	1,368,266
3.40%, 11/30/23 (Call 09/30/23)	1,547	1,689,689
Boston Scientific Corp.
1.90%, 06/01/25 (Call 05/01/25)	1,105	1,159,176
3.38%, 05/15/22	175	183,288
3.45%, 03/01/24 (Call 02/01/24)	949	1,034,786
Covidien International Finance SA, 3.20%, 06/15/22 (Call 03/15/22)	180	188,076
DH Europe Finance II Sarl
2.05%, 11/15/22	62	64,077
2.20%, 11/15/24 (Call 10/15/24)	777	825,325
Medtronic Inc.
2.75%, 04/01/23 (Call 01/01/23)	375	395,473
3.15%, 03/15/22	1,766	1,847,213
3.50%, 03/15/25(a)	2,451	2,767,297
Stryker Corp., 2.63%, 03/15/21 (Call 02/15/21)(a)	1,023	1,036,631
Thermo Fisher Scientific Inc.
3.00%, 04/15/23 (Call 02/15/23)	1,700	1,807,276
4.13%, 03/25/25 (Call 02/25/25)	195	224,598
4.15%, 02/01/24 (Call 11/01/23)	74	82,459
Zimmer Biomet Holdings Inc., 3.55%, 04/01/25 (Call 01/01/25)	1,775	1,964,001

		16,637,631

Health Care – Services — 1.6%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	1,127	1,174,232
2.80%, 06/15/23 (Call 04/15/23)	762	806,469
3.50%, 11/15/24 (Call 08/15/24)	225	248,245
Anthem Inc.
2.38%, 01/15/25 (Call 12/15/24)	2,465	2,636,266
2.50%, 11/21/20	704	708,536
2.95%, 12/01/22 (Call 11/01/22)(a)	1,108	1,168,901
3.13%, 05/15/22	310	324,660
3.30%, 01/15/23	964	1,027,619
3.35%, 12/01/24 (Call 10/01/24)	1,160	1,283,114
3.50%, 08/15/24 (Call 05/15/24)	719	792,618
3.70%, 08/15/21 (Call 05/15/21)	845	866,831
CommonSpirit Health, 2.76%, 10/01/24 (Call 07/01/24)	205	214,541
HCA Inc.
4.75%, 05/01/23	1,102	1,205,462
5.00%, 03/15/24	1,516	1,708,027
5.25%, 04/15/25	1,261	1,468,534
Humana Inc., 3.15%, 12/01/22 (Call 09/01/22)(a)	577	607,205
Laboratory Corp. of America Holdings
3.20%, 02/01/22	420	435,958
3.25%, 09/01/24 (Call 07/01/24)	94	103,438
3.75%, 08/23/22 (Call 05/23/22)	643	678,627
UnitedHealth Group Inc.
1.95%, 10/15/20	913	916,053
2.13%, 03/15/21	132	133,505
2.38%, 10/15/22	1,049	1,095,600
2.38%, 08/15/24	1,673	1,796,037
2.75%, 02/15/23 (Call 11/15/22)	370	390,343
2.88%, 12/15/21(a)	520	538,321
2.88%, 03/15/22 (Call 12/15/21)	1,499	1,550,491
2.88%, 03/15/23	1,057	1,122,997

11

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care – Services (continued)
3.35%, 07/15/22	$530	$560,647
3.38%, 11/15/21 (Call 08/15/21)	235	242,292
3.50%, 06/15/23	1,190	1,291,960
3.50%, 02/15/24	1,698	1,873,692
3.75%, 07/15/25	2,000	2,294,304

		31,265,525

Holding Companies – Diversified — 0.1%
Ares Capital Corp.
3.50%, 02/10/23 (Call 01/10/23)	775	785,073
3.63%, 01/19/22 (Call 12/19/21)	1,029	1,056,663
4.20%, 06/10/24 (Call 05/10/24)	663	680,702

		2,522,438

Home Builders — 0.1%
DR Horton Inc., 2.50%, 10/15/24 (Call 09/15/24)	895	952,421

Household Products & Wares — 0.0%
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)	165	172,990
3.50%, 12/15/24 (Call 09/15/24)	30	33,162

		206,152

Insurance — 1.6%
Aflac Inc.
3.63%, 06/15/23	549	599,485
3.63%, 11/15/24	166	187,559
Allstate Corp. (The), 3.15%, 06/15/23	110	118,078
American International Group Inc.
3.30%, 03/01/21 (Call 02/01/21)	2,485	2,522,946
4.13%, 02/15/24(a)	1,091	1,218,852
4.88%, 06/01/22	1,140	1,230,356
6.40%, 12/15/20	829	847,408
Aon Corp., 2.20%, 11/15/22	610	633,271
Aon PLC, 3.50%, 06/14/24 (Call 03/14/24)	595	654,701
Berkshire Hathaway Finance Corp.
3.00%, 05/15/22	575	602,568
4.25%, 01/15/21	739	752,034
Berkshire Hathaway Inc.
2.20%, 03/15/21 (Call 02/15/21)	1,123	1,134,253
2.75%, 03/15/23 (Call 01/15/23)	2,762	2,925,524
3.00%, 02/11/23(a)	37	39,458
3.40%, 01/31/22	858	897,317
3.75%, 08/15/21(a)	185	191,721
Chubb INA Holdings Inc.
2.30%, 11/03/20 (Call 10/03/20)	1,611	1,616,276
2.88%, 11/03/22 (Call 09/03/22)	1,037	1,090,356
3.35%, 05/15/24	121	133,299
CNA Financial Corp., 3.95%, 05/15/24 (Call 02/15/24)	172	188,928
Equitable Holdings Inc., 3.90%, 04/20/23 (Call 03/20/23)(a)	948	1,020,727
Lincoln National Corp., 4.00%, 09/01/23	106	115,888
Loews Corp., 2.63%, 05/15/23 (Call 02/15/23)	419	442,006
Manulife Financial Corp., 4.90%, 09/17/20	136	136,696
Marsh & McLennan Companies Inc.
2.75%, 01/30/22 (Call 12/30/21)	106	109,473
3.50%, 12/29/20	506	512,621
3.50%, 06/03/24 (Call 03/03/24)(a)	1,065	1,169,017
3.50%, 03/10/25 (Call 12/10/24)	30	33,442
3.88%, 03/15/24 (Call 02/15/24)	1,488	1,653,848
4.80%, 07/15/21 (Call 04/15/21)	196	202,168
MetLife Inc.
3.00%, 03/01/25	276	307,323

Security	Par (000)	Value

Insurance (continued)
3.05%, 12/15/22	$623	$661,512
3.60%, 04/10/24	622	691,494
Series D, 4.37%, 09/15/23	911	1,020,486
Prudential Financial Inc.
3.50%, 05/15/24	1,055	1,175,179
4.50%, 11/15/20	621	628,388
Travelers Companies Inc. (The), 3.90%, 11/01/20(a)	885	892,633
Willis North America Inc., 3.60%, 05/15/24 (Call 03/15/24)(a)	951	1,034,754
Willis Towers Watson PLC, 5.75%, 03/15/21	98	100,958

		29,493,003

Internet — 0.9%
Alphabet Inc.
3.38%, 02/25/24	1,087	1,201,488
3.63%, 05/19/21(a)	355	364,884
Amazon.com Inc.
0.40%, 06/03/23	1,015	1,019,045
0.80%, 06/03/25 (Call 05/03/25)	1,745	1,770,702
2.40%, 02/22/23 (Call 01/22/23)	1,443	1,517,425
2.50%, 11/29/22 (Call 08/29/22)	750	784,082
2.80%, 08/22/24 (Call 06/22/24)	2,241	2,443,017
3.30%, 12/05/21 (Call 10/05/21)	190	196,860
3.80%, 12/05/24 (Call 09/05/24)(a)	1,075	1,219,936
Booking Holdings Inc.
2.75%, 03/15/23 (Call 02/15/23)	490	517,382
3.65%, 03/15/25 (Call 12/15/24)	65	72,271
4.10%, 04/13/25 (Call 03/13/25)	810	921,470
eBay Inc.
1.90%, 03/11/25 (Call 02/11/25)	602	634,323
2.60%, 07/15/22 (Call 04/15/22)	1,311	1,358,174
2.75%, 01/30/23 (Call 12/30/22)	981	1,032,831
3.45%, 08/01/24 (Call 05/01/24)	406	447,375
3.80%, 03/09/22 (Call 02/09/22)	317	332,900
Expedia Group Inc., 4.50%, 08/15/24 (Call 05/15/24)	63	66,226
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)(a)	479	497,778
3.63%, 04/01/25 (Call 01/01/25)	245	274,636

		16,672,805

Iron & Steel — 0.0%
Nucor Corp.
4.00%, 08/01/23 (Call 05/01/23)	403	438,889
4.13%, 09/15/22 (Call 06/15/22)	395	420,705
Steel Dynamics Inc., 2.40%, 06/15/25 (Call 05/15/25)	30	31,503

		891,097

Lodging — 0.2%
Las Vegas Sands Corp., 3.20%, 08/08/24 (Call 07/08/24)	1,405	1,409,317
Marriott International Inc./MD
3.60%, 04/15/24 (Call 03/15/24)	490	500,412
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	1,215	1,349,209
Sands China Ltd., 4.60%, 08/08/23 (Call 07/08/23)	75	79,223

		3,338,161

Machinery — 1.8%
ABB Finance USA Inc., 2.88%, 05/08/22	980	1,015,333
Caterpillar Financial Services Corp.
1.45%, 05/15/25	859	888,387
1.70%, 08/09/21	1,083	1,098,350
1.85%, 09/04/20(a)	290	290,396
1.90%, 09/06/22	329	339,081
1.95%, 11/18/22	224	231,844
2.15%, 11/08/24(a)	1,240	1,328,192

12

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
2.40%, 06/06/22	$1,020	$1,057,485
2.55%, 11/29/22	824	864,940
2.85%, 06/01/22	408	426,605
2.85%, 05/17/24	1,020	1,105,694
2.95%, 02/26/22	904	939,845
3.15%, 09/07/21	615	634,246
3.25%, 12/01/24	137	151,901
3.45%, 05/15/23	709	769,116
3.65%, 12/07/23	889	980,645
3.75%, 11/24/23	55	60,748
Series I, 2.65%, 05/17/21	263	268,244
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)	320	331,389
3.40%, 05/15/24 (Call 02/15/24)	1,368	1,503,574
3.90%, 05/27/21	1,685	1,735,670
CNH Industrial Capital LLC
4.20%, 01/15/24(a)	312	336,393
4.38%, 11/06/20(a)	56	56,429
4.38%, 04/05/22	66	69,336
4.88%, 04/01/21	890	912,626
CNH Industrial NV, 4.50%, 08/15/23	294	318,443
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	1,387	1,439,172
2.75%, 04/15/25 (Call 03/15/25)	830	908,610
John Deere Capital Corp.
1.20%, 04/06/23	95	97,125
2.05%, 01/09/25(a)	619	657,492
2.15%, 09/08/22	808	837,539
2.30%, 06/07/21	125	127,124
2.35%, 01/08/21	693	699,277
2.55%, 01/08/21	871	879,835
2.60%, 03/07/24	499	534,484
2.65%, 01/06/22	780	806,603
2.65%, 06/24/24	745	801,870
2.70%, 01/06/23	255	269,560
2.75%, 03/15/22	511	530,599
2.80%, 03/04/21(a)	455	462,081
2.80%, 01/27/23	191	202,785
2.80%, 03/06/23	1,160	1,233,116
3.13%, 09/10/21	849	875,929
3.15%, 10/15/21	594	614,298
3.20%, 01/10/22	893	929,677
3.35%, 06/12/24	615	678,290
3.45%, 03/13/25	1,030	1,163,173
3.65%, 10/12/23	286	314,710
3.90%, 07/12/21	15	15,527
Otis Worldwide Corp., 2.06%, 04/05/25 (Call 03/05/25)(b)	1,208	1,279,495
Westinghouse Air Brake Technologies Corp., 4.40%, 03/15/24 (Call 02/15/24)	701	766,112
Xylem Inc./NY, 4.88%, 10/01/21	140	146,050

		34,985,445

Manufacturing — 0.6%
3M Co.
1.63%, 09/19/21 (Call 08/19/21)	480	485,560
1.75%, 02/14/23 (Call 01/14/23)	69	71,255
2.00%, 06/26/22	997	1,025,819
2.00%, 02/14/25 (Call 01/14/25)	90	95,443
2.25%, 03/15/23 (Call 02/15/23)(a)	699	730,524
2.65%, 04/15/25 (Call 03/15/25)	98	107,131
3.25%, 02/14/24 (Call 01/14/24)(a)	1,000	1,095,978

Security	Par (000)	Value

Manufacturing (continued)
Eaton Corp., 2.75%, 11/02/22	$1,638	$1,723,921
General Electric Co.
2.70%, 10/09/22	1,516	1,577,891
3.10%, 01/09/23(a)	1,587	1,665,492
3.15%, 09/07/22	797	827,178
3.38%, 03/11/24	52	56,439
3.45%, 05/15/24 (Call 02/13/24)	385	414,031
4.38%, 09/16/20	904	907,702
Illinois Tool Works Inc., 3.50%, 03/01/24 (Call 12/01/23)	149	163,992
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)	478	514,232
3.30%, 11/21/24 (Call 08/21/24)	387	425,709
Trane Technologies Global Holding Co. Ltd., 4.25%, 06/15/23	195	215,211

		12,103,508

Media — 2.2%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.46%, 07/23/22 (Call 05/23/22)	2,524	2,688,752
4.50%, 02/01/24 (Call 01/01/24)	1,639	1,819,509
4.91%, 07/23/25 (Call 04/23/25)	5,000	5,799,989
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	1,224	1,476,664
Comcast Corp.
2.75%, 03/01/23 (Call 02/01/23)	1,208	1,279,808
2.85%, 01/15/23	675	716,380
3.00%, 02/01/24 (Call 01/01/24)(a)	1,384	1,500,322
3.10%, 04/01/25 (Call 03/01/25)	258	286,045
3.13%, 07/15/22	1,061	1,119,350
3.38%, 02/15/25 (Call 11/15/24)	1,355	1,510,263
3.60%, 03/01/24	1,447	1,603,711
3.70%, 04/15/24 (Call 03/15/24)	2,303	2,559,980
Discovery Communications LLC, 2.95%, 03/20/23 (Call 02/20/23)	738	776,135
Fox Corp.
3.05%, 04/07/25 (Call 03/07/25)(a)	790	866,324
3.67%, 01/25/22	457	478,817
4.03%, 01/25/24 (Call 12/25/23)	1,420	1,576,388
NBCUniversal Media LLC, 2.88%, 01/15/23(a)	1,076	1,141,143
Thomson Reuters Corp., 4.30%, 11/23/23 (Call 08/23/23)	157	172,454
Time Warner Cable LLC
4.00%, 09/01/21 (Call 06/01/21)	1,660	1,703,305
4.13%, 02/15/21 (Call 11/15/20)	1,429	1,442,880
Time Warner Entertainment Co. LP, 8.38%, 03/15/23(a)	74	87,754
TWDC Enterprises 18 Corp.
2.15%, 09/17/20	287	287,615
2.30%, 02/12/21(a)	1,130	1,142,044
2.35%, 12/01/22	1,226	1,278,400
2.45%, 03/04/22(a)	1,117	1,152,480
2.75%, 08/16/21	525	538,288
3.75%, 06/01/21	355	365,057
ViacomCBS Inc.
3.50%, 01/15/25 (Call 10/15/24)	480	527,239
3.70%, 08/15/24 (Call 05/15/24)	437	478,423
4.75%, 05/15/25 (Call 04/15/25)	205	235,954
Walt Disney Co. (The)
1.65%, 09/01/22	460	470,922
1.75%, 08/30/24 (Call 07/30/24)	1,717	1,797,054
3.00%, 09/15/22	800	842,378
3.35%, 03/24/25	191	213,489

13

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
3.70%, 09/15/24 (Call 06/15/24)	$1,000	$1,115,175
4.50%, 02/15/21	700	715,655

		41,766,146

Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.
2.50%, 01/15/23 (Call 10/15/22)	346	361,773
3.25%, 06/15/25 (Call 03/15/25)	87	97,131

		458,904

Mining — 0.1%
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22	745	771,572
3.25%, 11/21/21(a)	105	108,758
Kinross Gold Corp.
5.13%, 09/01/21 (Call 06/01/21)	80	82,968
5.95%, 03/15/24 (Call 12/15/23)	560	635,600
Newmont Corp., 3.70%, 03/15/23 (Call 12/15/22)	105	111,293
Rio Tinto Finance USA Ltd., 3.75%, 06/15/25 (Call 03/15/25)(a)	780	887,321

		2,597,512

Oil & Gas — 4.9%
BP Capital Markets America Inc.
2.11%, 09/16/21 (Call 08/16/21)	829	844,629
2.52%, 09/19/22 (Call 08/19/22)	650	675,443
2.75%, 05/10/23	921	975,346
3.19%, 04/06/25 (Call 03/06/25)	995	1,090,585
3.22%, 11/28/23 (Call 09/28/23)	976	1,052,011
3.22%, 04/14/24 (Call 02/14/24)	903	976,429
3.25%, 05/06/22	1,572	1,647,684
3.79%, 02/06/24 (Call 01/06/24)	1,422	1,566,555
4.50%, 10/01/20	506	509,336
4.74%, 03/11/21	775	796,099
BP Capital Markets PLC
2.50%, 11/06/22	841	878,331
3.06%, 03/17/22	327	340,941
3.51%, 03/17/25	975	1,085,200
3.54%, 11/04/24	654	725,109
3.56%, 11/01/21	1,747	1,815,380
3.81%, 02/10/24	1,532	1,688,765
3.99%, 09/26/23	511	562,846
Canadian Natural Resources Ltd.
2.95%, 01/15/23 (Call 12/15/22)	1,813	1,877,595
3.45%, 11/15/21 (Call 08/15/21)	522	534,440
3.80%, 04/15/24 (Call 01/15/24)	93	100,032
3.90%, 02/01/25 (Call 11/01/24)	30	32,655
Chevron Corp.
1.14%, 05/11/23	374	382,131
1.55%, 05/11/25 (Call 04/11/25)	2,591	2,695,028
2.10%, 05/16/21 (Call 04/15/21)	1,765	1,787,814
2.36%, 12/05/22 (Call 09/05/22)	1,867	1,944,682
2.41%, 03/03/22 (Call 01/03/22)	650	668,978
2.50%, 03/03/22 (Call 02/03/22)	1,123	1,159,642
2.57%, 05/16/23 (Call 03/16/23)	1,132	1,194,410
2.90%, 03/03/24 (Call 01/03/24)	505	545,610
3.19%, 06/24/23 (Call 03/24/23)	2,900	3,107,998
Cimarex Energy Co., 4.38%, 06/01/24 (Call 03/01/24)	546	576,931
Concho Resources Inc., 4.38%, 01/15/25 (Call 08/31/20)	50	51,503
Diamondback Energy Inc.
2.88%, 12/01/24 (Call 11/01/24)	863	874,359
4.75%, 05/31/25 (Call 04/30/25)	1,050	1,139,387

Security	Par (000)	Value

Oil & Gas (continued)
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	$1,450	$1,524,637
3.15%, 04/01/25 (Call 01/01/25)	1,002	1,103,483
4.10%, 02/01/21	811	825,953
Equinor ASA
2.45%, 01/17/23	922	967,585
2.65%, 01/15/24	1,361	1,453,081
2.75%, 11/10/21	174	179,216
2.88%, 04/06/25 (Call 03/06/25)	1,396	1,528,011
2.90%, 11/08/20	66	66,433
3.15%, 01/23/22	223	231,957
3.70%, 03/01/24	1,170	1,295,494
Exxon Mobil Corp.
1.57%, 04/15/23	249	256,322
1.90%, 08/16/22	549	566,681
2.02%, 08/16/24 (Call 07/16/24)	1,667	1,754,118
2.22%, 03/01/21 (Call 02/01/21)	3,452	3,486,180
2.40%, 03/06/22 (Call 01/06/22)	587	604,511
2.71%, 03/06/25 (Call 12/06/24)	1,277	1,386,536
2.73%, 03/01/23 (Call 01/01/23)	746	788,588
2.99%, 03/19/25 (Call 02/19/25)	3,242	3,565,382
3.18%, 03/15/24 (Call 12/15/23)	452	491,794
Husky Energy Inc., 4.00%, 04/15/24 (Call 01/15/24)	170	177,773
Marathon Oil Corp.
2.80%, 11/01/22 (Call 08/01/22)	400	404,610
3.85%, 06/01/25 (Call 03/01/25)	1,000	1,018,627
Marathon Petroleum Corp.
3.40%, 12/15/20 (Call 11/15/20)	1,048	1,056,007
3.63%, 09/15/24 (Call 06/15/24)	896	963,395
4.50%, 05/01/23 (Call 04/01/23)	1,090	1,181,399
4.70%, 05/01/25 (Call 04/01/25)	1,108	1,258,186
4.75%, 12/15/23 (Call 10/15/23)	642	709,096
5.13%, 03/01/21	1,027	1,053,718
Newfield Exploration Co.
5.63%, 07/01/24	578	577,225
5.75%, 01/30/22	230	232,990
Noble Energy Inc., 3.90%, 11/15/24 (Call 08/15/24)	486	539,301
Ovintiv Inc., 3.90%, 11/15/21 (Call 08/15/21)	305	305,000
Phillips 66
3.70%, 04/06/23	43	46,188
3.85%, 04/09/25 (Call 03/09/25)	835	936,241
4.30%, 04/01/22	1,324	1,403,758
Shell International Finance BV
1.75%, 09/12/21	509	516,918
1.88%, 05/10/21	2,122	2,148,908
2.00%, 11/07/24 (Call 10/07/24)	1,038	1,098,525
2.25%, 11/10/20	252	253,366
2.25%, 01/06/23	939	979,533
2.38%, 08/21/22	1,154	1,200,298
2.38%, 04/06/25 (Call 03/06/25)	1,641	1,761,454
3.25%, 05/11/25	200	223,477
3.40%, 08/12/23	1,071	1,163,761
3.50%, 11/13/23 (Call 10/13/23)	1,253	1,371,187
Suncor Energy Inc.
2.80%, 05/15/23(a)	440	463,047
3.60%, 12/01/24 (Call 09/01/24)	719	786,780
Total Capital Canada Ltd., 2.75%, 07/15/23	1,162	1,240,680
Total Capital International SA
2.22%, 07/12/21 (Call 06/12/21)	577	586,697
2.43%, 01/10/25 (Call 10/10/24)	1,098	1,177,459

14

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
2.70%, 01/25/23	$868	$915,477
2.75%, 06/19/21	1,374	1,403,366
2.88%, 02/17/22	1,165	1,209,137
3.70%, 01/15/24	794	876,795
3.75%, 04/10/24	1,193	1,326,516
Total Capital SA, 4.13%, 01/28/21	488	497,162
Valero Energy Corp.
2.70%, 04/15/23	102	106,240
2.85%, 04/15/25 (Call 03/15/25)	1,045	1,111,187
3.65%, 03/15/25	63	69,174

		92,330,504

Oil & Gas Services — 0.2%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 2.77%, 12/15/22 (Call 11/15/22)	1,298	1,359,447
Halliburton Co.
3.25%, 11/15/21 (Call 08/15/21)	810	828,946
3.50%, 08/01/23 (Call 05/01/23)	913	971,516
Schlumberger Investment SA, 3.65%, 12/01/23 (Call 09/01/23)	1,284	1,384,962

		4,544,871

Packaging & Containers — 0.0%
WRKCo Inc.
3.00%, 09/15/24 (Call 07/15/24)	5	5,358
3.75%, 03/15/25 (Call 01/15/25)	55	61,283

		66,641

Pharmaceuticals — 7.5%
AbbVie Inc.
2.15%, 11/19/21(b)	1,678	1,713,077
2.30%, 05/14/21 (Call 04/14/21)	2,299	2,329,073
2.30%, 11/21/22(a)(b)	1,131	1,173,726
2.60%, 11/21/24 (Call 10/21/24)(b)	3,905	4,172,134
2.85%, 05/14/23 (Call 03/14/23)	1,200	1,267,170
2.90%, 11/06/22	2,976	3,127,793
3.20%, 11/06/22 (Call 09/06/22)	1,252	1,320,510
3.25%, 10/01/22 (Call 07/01/22)(b)	1,729	1,813,224
3.38%, 09/15/20(b)	61	61,190
3.38%, 11/14/21	1,199	1,242,775
3.45%, 03/15/22 (Call 01/15/22)(b)	2,519	2,622,153
3.60%, 05/14/25 (Call 02/14/25)	3,920	4,381,827
3.75%, 11/14/23 (Call 10/14/23)(a)	1,771	1,941,501
3.80%, 03/15/25 (Call 12/15/24)(b)	3,140	3,517,691
3.85%, 06/15/24 (Call 03/15/24)(b)	1,102	1,217,303
5.00%, 12/15/21 (Call 09/16/21)(b)	125	130,969
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)	66	72,786
3.40%, 05/15/24 (Call 02/15/24)	107	116,158
AstraZeneca PLC
2.38%, 11/16/20	1,119	1,125,550
2.38%, 06/12/22 (Call 05/12/22)	1,046	1,081,648
3.50%, 08/17/23 (Call 07/17/23)	1,046	1,138,272
Becton Dickinson and Co.
2.89%, 06/06/22 (Call 05/06/22)	1,674	1,738,193
3.13%, 11/08/21	304	313,641
3.36%, 06/06/24 (Call 04/06/24)	1,835	1,995,160
3.73%, 12/15/24 (Call 09/15/24)	1,498	1,664,988
Bristol-Myers Squibb Co.
2.00%, 08/01/22	860	887,194
2.55%, 05/14/21	135	137,385
2.60%, 05/16/22	1,221	1,268,448

Security	Par (000)	Value

Pharmaceuticals (continued)
2.75%, 02/15/23 (Call 01/15/23)	$878	$928,604
2.90%, 07/26/24 (Call 06/26/24)	3,361	3,649,875
3.25%, 08/15/22	445	470,544
3.25%, 02/20/23 (Call 01/20/23)	890	952,247
3.25%, 11/01/23(a)	323	351,883
3.55%, 08/15/22	943	1,002,846
3.63%, 05/15/24 (Call 02/15/24)	1,350	1,495,160
4.00%, 08/15/23	40	44,189
Cardinal Health Inc.
2.62%, 06/15/22 (Call 05/15/22)	1,360	1,406,559
3.08%, 06/15/24 (Call 04/15/24)	203	218,215
3.20%, 03/15/23	620	658,404
Cigna Corp.
3.00%, 07/15/23 (Call 05/16/23)	495	528,725
3.20%, 09/17/20	374	375,355
3.25%, 04/15/25 (Call 01/15/25)	745	821,585
3.40%, 09/17/21	2,181	2,253,262
3.50%, 06/15/24 (Call 03/17/24)	259	283,702
3.75%, 07/15/23 (Call 06/15/23)	1,982	2,158,275
3.90%, 02/15/22	653	680,183
CVS Health Corp.
2.13%, 06/01/21 (Call 05/01/21)	2,114	2,141,251
2.63%, 08/15/24 (Call 07/15/24)	2,625	2,816,209
2.75%, 12/01/22 (Call 09/01/22)	1,525	1,595,838
3.35%, 03/09/21	1,629	1,658,313
3.38%, 08/12/24 (Call 05/12/24)	539	588,845
3.50%, 07/20/22 (Call 05/20/22)	1,420	1,496,686
3.70%, 03/09/23 (Call 02/09/23)	5,846	6,285,193
3.88%, 07/20/25 (Call 04/20/25)	2,500	2,831,744
4.00%, 12/05/23 (Call 09/05/23)(a)	402	442,248
4.10%, 03/25/25 (Call 01/25/25)	5,735	6,525,651
Eli Lilly & Co., 2.35%, 05/15/22	270	279,634
Express Scripts Holding Co., 2.60%, 11/30/20	470	472,365
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	1,435	1,526,539
3.38%, 05/15/23	1,624	1,754,245
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	1,576	1,643,798
2.88%, 06/01/22 (Call 05/01/22)	392	409,263
3.00%, 06/01/24 (Call 05/01/24)(a)	1,488	1,622,454
3.13%, 05/14/21	742	758,326
Johnson & Johnson
1.65%, 03/01/21 (Call 02/01/21)	1,272	1,281,635
1.95%, 11/10/20	196	196,879
2.05%, 03/01/23 (Call 01/01/23)	250	261,308
2.25%, 03/03/22 (Call 02/03/22)	1,090	1,123,932
2.63%, 01/15/25 (Call 11/15/24)	448	488,043
3.38%, 12/05/23	138	152,006
McKesson Corp.
3.65%, 11/30/20	245	247,468
3.80%, 03/15/24 (Call 12/15/23)	1,116	1,230,970
Mead Johnson Nutrition Co., 3.00%, 11/15/20	347	349,665
Merck & Co. Inc.
2.35%, 02/10/22	1,845	1,902,516
2.40%, 09/15/22 (Call 06/15/22)	210	218,522
2.75%, 02/10/25 (Call 11/10/24)	2,660	2,905,256
2.80%, 05/18/23(a)	1,803	1,921,672
2.90%, 03/07/24 (Call 02/07/24)	1,077	1,167,729
3.88%, 01/15/21 (Call 10/15/20)(a)	228	229,669
Mylan Inc., 4.20%, 11/29/23 (Call 08/29/23)	112	123,000

15

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Mylan NV, 3.15%, 06/15/21 (Call 05/15/21)	$2,775	$2,830,601
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)	1,030	1,081,054
2.40%, 05/17/22 (Call 04/17/22)	1,039	1,075,875
2.40%, 09/21/22	1,244	1,300,277
3.40%, 05/06/24	2,535	2,807,829
Perrigo Finance Unlimited Co., 3.90%, 12/15/24 (Call 09/15/24)	425	461,826
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)	610	618,548
1.95%, 06/03/21	963	977,087
2.20%, 12/15/21	1,255	1,288,630
2.80%, 03/11/22	595	619,444
2.95%, 03/15/24 (Call 02/15/24)	935	1,016,704
3.00%, 09/15/21	595	613,331
3.00%, 06/15/23	923	992,567
3.20%, 09/15/23 (Call 08/15/23)	1,371	1,486,000
3.40%, 05/15/24	852	945,617
Sanofi
3.38%, 06/19/23 (Call 05/19/23)	1,196	1,299,048
4.00%, 03/29/21	1,364	1,397,496
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/21 (Call 08/23/21)	3,908	3,986,751
2.88%, 09/23/23 (Call 07/23/23)	2,068	2,201,489
Takeda Pharmaceutical Co. Ltd.
4.00%, 11/26/21 (Call 10/26/21)	655	683,137
4.40%, 11/26/23 (Call 10/26/23)	1,778	1,987,213
Upjohn Inc., 1.65%, 06/22/25 (Call 05/22/25)(b)	1,190	1,224,495
Wyeth LLC, 6.45%, 02/01/24	113	135,610
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)	960	1,017,372
3.45%, 11/13/20 (Call 10/13/20)(a)	320	321,814

		142,869,839

Pipelines — 3.1%
Boardwalk Pipelines LP, 4.95%, 12/15/24 (Call 09/15/24)	353	382,655
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 (Call 10/02/24)	241	274,576
7.00%, 06/30/24 (Call 01/01/24)	1,264	1,458,403
Enable Midstream Partners LP, 3.90%, 05/15/24 (Call 02/15/24)	410	402,312
Enbridge Energy Partners LP, 4.20%, 09/15/21 (Call 06/15/21)	185	190,716
Enbridge Inc.
2.50%, 01/15/25 (Call 12/15/24)	920	969,970
2.90%, 07/15/22 (Call 06/15/22)	270	280,803
3.50%, 06/10/24 (Call 03/10/24)	343	372,393
4.00%, 10/01/23 (Call 07/01/23)	608	663,140
Energy Transfer Operating LP
2.90%, 05/15/25 (Call 04/15/25)	222	224,403
3.60%, 02/01/23 (Call 11/01/22)	1,124	1,156,169
4.05%, 03/15/25 (Call 12/15/24)	1,530	1,612,186
4.25%, 03/15/23 (Call 12/15/22)	368	384,213
4.50%, 04/15/24 (Call 03/15/24)	858	914,237
4.65%, 06/01/21 (Call 03/01/21)	890	906,155
5.20%, 02/01/22 (Call 11/01/21)	1,109	1,154,394
5.88%, 01/15/24 (Call 10/15/23)	1,073	1,179,981
Series 5Y, 4.20%, 09/15/23 (Call 08/15/23)	639	673,170
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (Call 08/01/23)	1,096	1,165,881

Security	Par (000)	Value

Pipelines (continued)
5.00%, 10/01/22 (Call 07/01/22)	$139	$146,836
5.88%, 03/01/22 (Call 12/01/21)	425	445,867
Enterprise Products Operating LLC
2.80%, 02/15/21	949	961,882
2.85%, 04/15/21 (Call 03/15/21)	580	588,571
3.35%, 03/15/23 (Call 12/15/22)	1,479	1,572,787
3.50%, 02/01/22	865	902,016
3.75%, 02/15/25 (Call 11/15/24)	1,398	1,560,507
3.90%, 02/15/24 (Call 11/15/23)	1,242	1,368,143
4.05%, 02/15/22	363	381,835
5.20%, 09/01/20	754	756,740
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	125	131,588
3.50%, 03/01/21 (Call 01/01/21)	1,650	1,669,576
3.50%, 09/01/23 (Call 06/01/23)	102	108,959
3.95%, 09/01/22 (Call 06/01/22)	1,338	1,412,900
4.15%, 02/01/24 (Call 11/01/23)	743	813,426
4.25%, 09/01/24 (Call 06/01/24)	905	1,009,363
4.30%, 05/01/24 (Call 02/01/24)	912	1,007,508
5.00%, 10/01/21 (Call 07/01/21)	172	178,432
5.30%, 09/15/20	502	504,733
Kinder Morgan Inc., 3.15%, 01/15/23 (Call 12/15/22)	1,395	1,467,532
MPLX LP
3.38%, 03/15/23 (Call 02/15/23)	814	852,178
4.00%, 02/15/25 (Call 11/15/24)	43	46,570
4.50%, 07/15/23 (Call 04/15/23)	803	867,795
4.88%, 12/01/24 (Call 09/01/24)	1,619	1,820,830
5.25%, 01/15/25 (Call 01/15/21)	549	572,193
ONEOK Inc.
2.75%, 09/01/24 (Call 08/01/24)	440	445,406
4.25%, 02/01/22 (Call 11/01/21)	245	253,369
7.50%, 09/01/23 (Call 06/01/23)	716	817,871
ONEOK Partners LP, 3.38%, 10/01/22 (Call 07/01/22)	1,579	1,636,659
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (Call 08/01/24)	751	774,634
3.65%, 06/01/22 (Call 03/01/22)	325	332,881
3.85%, 10/15/23 (Call 07/15/23)	496	522,422
5.00%, 02/01/21 (Call 11/01/20)	150	151,189
Sabine Pass Liquefaction LLC
5.63%, 04/15/23 (Call 01/15/23)	1,273	1,400,180
5.63%, 03/01/25 (Call 12/01/24)	1,000	1,158,510
5.75%, 05/15/24 (Call 02/15/24)	1,993	2,270,614
6.25%, 03/15/22 (Call 12/15/21)	1,085	1,158,470
Spectra Energy Partners LP
3.50%, 03/15/25 (Call 12/15/24)	30	32,914
4.75%, 03/15/24 (Call 12/15/23)	1,217	1,369,274
Sunoco Logistics Partners Operations LP
4.25%, 04/01/24 (Call 01/01/24)	180	189,561
4.40%, 04/01/21 (Call 03/01/21)	376	383,235
TransCanada PipeLines Ltd.
2.50%, 08/01/22	835	864,679
3.75%, 10/16/23 (Call 07/16/23)	280	305,547
3.80%, 10/01/20	1,097	1,102,628
Williams Companies Inc. (The)
3.35%, 08/15/22 (Call 05/15/22)	1,101	1,145,698
3.60%, 03/15/22 (Call 01/15/22)	1,611	1,677,465
3.70%, 01/15/23 (Call 10/15/22)	1,030	1,088,504
3.90%, 01/15/25 (Call 10/15/24)	1,115	1,222,871
4.00%, 11/15/21 (Call 08/15/21)	145	149,831
4.13%, 11/15/20 (Call 08/15/20)	180	180,180

16

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
4.30%, 03/04/24 (Call 12/04/23)	$1,124	$1,232,261
4.50%, 11/15/23 (Call 08/15/23)	80	87,698
4.55%, 06/24/24 (Call 03/24/24)	1,448	1,606,554

		59,075,629

Private Equity — 0.0%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)	315	347,663

Real Estate Investment Trusts — 1.9%
Alexandria Real Estate Equities Inc.
3.45%, 04/30/25 (Call 02/28/25)	760	852,524
3.90%, 06/15/23 (Call 03/15/23)	230	250,671
4.00%, 01/15/24 (Call 12/15/23)	899	997,181
American Tower Corp.
2.25%, 01/15/22	470	481,838
2.40%, 03/15/25 (Call 02/15/25)	1,525	1,630,524
2.95%, 01/15/25 (Call 12/15/24)	400	435,978
3.00%, 06/15/23(a)	735	784,547
3.38%, 05/15/24 (Call 04/15/24)	859	939,310
3.50%, 01/31/23	1,186	1,271,469
4.70%, 03/15/22	1,065	1,136,768
5.00%, 02/15/24	1,090	1,251,081
AvalonBay Communities Inc., 3.45%, 06/01/25 (Call 03/03/25)	810	911,864
Boston Properties LP
3.13%, 09/01/23 (Call 06/01/23)	830	879,684
3.20%, 01/15/25 (Call 10/15/24)	572	621,057
3.80%, 02/01/24 (Call 11/01/23)	316	344,721
3.85%, 02/01/23 (Call 11/01/22)	1,047	1,120,063
4.13%, 05/15/21 (Call 02/15/21)	800	814,663
Brixmor Operating Partnership LP
3.25%, 09/15/23 (Call 07/15/23)	45	46,383
3.65%, 06/15/24 (Call 04/15/24)	340	352,907
3.85%, 02/01/25 (Call 11/01/24)	40	41,822
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	1,554	1,679,019
Crown Castle International Corp.
3.15%, 07/15/23 (Call 06/15/23)	346	370,351
3.20%, 09/01/24 (Call 07/01/24)	46	50,178
5.25%, 01/15/23	2,135	2,374,103
CyrusOne LP/CyrusOne Finance Corp., 2.90%, 11/15/24 (Call 10/15/24)	255	274,505
Digital Realty Trust LP, 3.95%, 07/01/22 (Call 08/03/20)	880	934,161
Equinix Inc., 2.63%, 11/18/24 (Call 10/18/24)	845	904,617
ERP Operating LP
3.00%, 04/15/23 (Call 01/15/23)	353	372,368
4.63%, 12/15/21 (Call 09/15/21)	330	344,969
Essex Portfolio LP, 3.50%, 04/01/25 (Call 01/01/25)	79	86,658
GLP Capital LP/GLP Financing II Inc., 5.38%, 11/01/23 (Call 08/01/23)	159	168,827
Healthpeak Properties Inc.
3.88%, 08/15/24 (Call 05/17/24)(a)	1,094	1,214,749
4.25%, 11/15/23 (Call 08/15/23)	26	28,561
Kimco Realty Corp., 3.30%, 02/01/25 (Call 12/01/24)	583	623,881
Omega Healthcare Investors Inc., 4.38%, 08/01/23 (Call 06/01/23)	242	257,999
Prologis LP, 4.25%, 08/15/23 (Call 05/15/23)	1,095	1,208,133
Public Storage, 2.37%, 09/15/22 (Call 08/15/22)	323	336,062
Realty Income Corp.
3.25%, 10/15/22 (Call 07/15/22)	965	1,013,765

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.88%, 04/15/25 (Call 02/15/25)	$255	$288,373
4.65%, 08/01/23 (Call 05/01/23)	1,139	1,258,970
Simon Property Group LP
2.00%, 09/13/24 (Call 06/13/24)(a)	1,011	1,042,967
2.35%, 01/30/22 (Call 10/30/21)	770	784,159
2.50%, 07/15/21 (Call 04/15/21)(a)	65	65,923
2.63%, 06/15/22 (Call 03/15/22)(a)	645	663,134
2.75%, 02/01/23 (Call 11/01/22)(a)	65	67,695
2.75%, 06/01/23 (Call 03/01/23)(a)	1,200	1,253,769
3.38%, 10/01/24 (Call 07/01/24)(a)	768	831,430
3.75%, 02/01/24 (Call 11/01/23)	262	283,949
Ventas Realty LP, 3.50%, 02/01/25 (Call 11/01/24)	555	593,511
Ventas Realty LP/Ventas Capital Corp., 3.25%, 08/15/22 (Call 05/15/22)	388	399,825
VEREIT Operating Partnership LP, 4.60%, 02/06/24 (Call 11/06/23)	126	136,071
Welltower Inc.
3.63%, 03/15/24 (Call 02/15/24)	386	418,614
3.75%, 03/15/23 (Call 12/15/22)	630	666,643
4.00%, 06/01/25 (Call 03/01/25)	230	256,368
Weyerhaeuser Co., 4.63%, 09/15/23	40	44,389

		36,463,751

Retail — 2.8%
AutoZone Inc.
3.13%, 07/15/23 (Call 04/15/23)	308	329,113
3.63%, 04/15/25 (Call 03/15/25)	406	457,164
4.00%, 11/15/20 (Call 08/15/20)	55	55,063
Best Buy Co. Inc., 5.50%, 03/15/21 (Call 12/15/20)	234	238,141
Costco Wholesale Corp.
2.30%, 05/18/22 (Call 04/18/22)(a)	774	800,300
2.75%, 05/18/24 (Call 03/18/24)(a)	922	997,810
Dollar General Corp., 3.25%, 04/15/23 (Call 01/15/23)	920	980,164
Dollar Tree Inc.
3.70%, 05/15/23 (Call 04/15/23)	1,341	1,442,543
4.00%, 05/15/25 (Call 03/15/25)	590	670,835
Home Depot Inc. (The)
2.00%, 04/01/21 (Call 03/01/21)	2,234	2,257,040
2.63%, 06/01/22 (Call 05/01/22)	1,380	1,437,702
2.70%, 04/01/23 (Call 01/01/23)	1,211	1,281,400
3.25%, 03/01/22	665	695,880
3.75%, 02/15/24 (Call 11/15/23)	1,115	1,239,818
4.40%, 04/01/21 (Call 01/01/21)	210	213,534
Kohl’s Corp., 9.50%, 05/15/25 (Call 04/15/25)	710	839,575
Lowe’s Companies Inc.
3.12%, 04/15/22 (Call 01/15/22)	700	728,274
3.75%, 04/15/21 (Call 01/15/21)(a)	205	208,155
3.80%, 11/15/21 (Call 08/15/21)	280	289,688
3.88%, 09/15/23 (Call 06/15/23)(a)	506	554,051
4.00%, 04/15/25 (Call 03/15/25)	970	1,113,355
McDonald’s Corp.
2.63%, 01/15/22	741	764,611
2.75%, 12/09/20 (Call 11/09/20)	997	1,003,704
3.30%, 07/01/25 (Call 06/01/25)	1,155	1,293,213
3.35%, 04/01/23 (Call 03/01/23)	1,357	1,455,550
Nordstrom Inc., 4.00%, 10/15/21 (Call 07/15/21)	30	30,168
O’Reilly Automotive Inc., 4.88%, 01/14/21 (Call 10/14/20)	63	63,509
Ross Stores Inc., 4.60%, 04/15/25 (Call 03/15/25)	379	436,193
Starbucks Corp.
1.30%, 05/07/22	525	532,607
2.10%, 02/04/21 (Call 01/04/21)	1,040	1,047,593

17

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
2.20%, 11/22/20	$801	$805,650
2.70%, 06/15/22 (Call 04/15/22)	787	816,225
3.10%, 03/01/23 (Call 02/01/23)	964	1,025,487
3.85%, 10/01/23 (Call 07/01/23)	373	409,674
Target Corp.
2.25%, 04/15/25 (Call 03/15/25)	1,730	1,860,481
2.90%, 01/15/22	422	438,446
3.50%, 07/01/24	990	1,107,466
TJX Companies Inc. (The)
2.50%, 05/15/23 (Call 02/15/23)	709	742,701
2.75%, 06/15/21 (Call 04/15/21)	183	186,127
3.50%, 04/15/25 (Call 03/15/25)	1,280	1,425,952
Walgreen Co., 3.10%, 09/15/22	918	963,976
Walgreens Boots Alliance Inc.
3.30%, 11/18/21 (Call 09/18/21)	978	1,008,620
3.80%, 11/18/24 (Call 08/18/24)	1,841	2,043,624
Walmart Inc.
1.90%, 12/15/20	1,122	1,128,737
2.35%, 12/15/22 (Call 11/15/22)	1,150	1,204,656
2.55%, 04/11/23 (Call 01/11/23)(a)	1,686	1,775,116
2.65%, 12/15/24 (Call 10/15/24)	2,520	2,743,466
2.85%, 07/08/24 (Call 06/08/24)	1,415	1,544,400
3.13%, 06/23/21	2,158	2,212,875
3.25%, 10/25/20	60	60,417
3.30%, 04/22/24 (Call 01/22/24)	1,458	1,602,910
3.40%, 06/26/23 (Call 05/26/23)	3,555	3,861,726
4.25%, 04/15/21(a)	40	41,140

		52,466,625

Semiconductors — 2.0%
Analog Devices Inc.
2.88%, 06/01/23 (Call 03/01/23)	45	47,598
3.13%, 12/05/23 (Call 10/05/23)	59	63,339
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.65%, 01/15/23 (Call 12/15/22)(a)	1,177	1,222,956
3.13%, 01/15/25 (Call 11/15/24)	905	973,020
3.63%, 01/15/24 (Call 11/15/23)	2,282	2,466,663
Broadcom Inc.
2.25%, 11/15/23(b)	1,550	1,611,686
3.13%, 04/15/21(b)	60	60,952
3.13%, 10/15/22(b)	1,858	1,945,045
3.15%, 11/15/25 (Call 10/15/25)(b)	355	383,774
3.63%, 10/15/24 (Call 09/15/24)(b)	1,478	1,620,678
4.70%, 04/15/25 (Call 03/15/25)(b)	1,610	1,837,649
Intel Corp.
1.70%, 05/19/21 (Call 04/19/21)	451	456,072
2.35%, 05/11/22 (Call 04/11/22)	1,465	1,513,349
2.70%, 12/15/22	2,324	2,452,633
2.88%, 05/11/24 (Call 03/11/24)	1,164	1,262,903
3.10%, 07/29/22	95	100,140
3.30%, 10/01/21	2,583	2,673,885
3.40%, 03/25/25 (Call 02/25/25)	1,565	1,759,872
KLA Corp., 4.65%, 11/01/24 (Call 08/01/24)	1,255	1,448,927
Lam Research Corp., 2.80%, 06/15/21 (Call 05/15/21)	1,506	1,535,316
Marvell Technology Group Ltd., 4.20%, 06/22/23 (Call 05/22/23)	85	91,599
Maxim Integrated Products Inc., 3.38%, 03/15/23 (Call 12/15/22)(a)	100	105,876
Microchip Technology Inc.
3.92%, 06/01/21	120	122,115
4.33%, 06/01/23 (Call 05/01/23)	778	838,685

Security	Par (000)	Value

Semiconductors (continued)
Micron Technology Inc.
2.50%, 04/24/23	$94	$98,162
4.64%, 02/06/24 (Call 01/06/24)	651	724,579
NVIDIA Corp., 2.20%, 09/16/21 (Call 08/16/21)	755	768,830
NXP BV/NXP Funding LLC, 4.88%, 03/01/24 (Call 02/01/24)(a)(b)	927	1,043,104
NXP BV/NXP Funding LLC/NXP USA Inc., 2.70%, 05/01/25 (Call 04/01/25)(b)	365	388,502
QUALCOMM Inc.
2.60%, 01/30/23 (Call 12/30/22)	2,390	2,516,275
2.90%, 05/20/24 (Call 03/20/24)	1,581	1,711,464
3.00%, 05/20/22	2,024	2,119,073
3.45%, 05/20/25 (Call 02/20/25)	657	737,692
Texas Instruments Inc.
1.85%, 05/15/22 (Call 04/15/22)	100	102,616
2.25%, 05/01/23 (Call 02/01/23)	105	109,879
2.75%, 03/12/21 (Call 02/12/21)	627	635,114
Xilinx Inc.
2.95%, 06/01/24 (Call 04/01/24)	206	223,469
3.00%, 03/15/21(a)	140	142,196

		37,915,687

Software — 2.9%
Activision Blizzard Inc., 2.30%, 09/15/21 (Call 08/15/21)	908	925,099
Adobe Inc.
1.70%, 02/01/23	105	108,595
1.90%, 02/01/25 (Call 01/01/25)	63	66,855
Fidelity National Information Services Inc., 3.50%, 04/15/23 (Call 01/15/23)	231	247,451
Fiserv Inc.
2.75%, 07/01/24 (Call 06/01/24)	2,025	2,185,938
3.80%, 10/01/23 (Call 09/01/23)	1,075	1,180,891
Intuit Inc.
0.65%, 07/15/23	440	442,702
0.95%, 07/15/25 (Call 06/15/25)	415	420,243
Microsoft Corp.
1.55%, 08/08/21 (Call 07/08/21)	2,515	2,546,559
2.00%, 11/03/20 (Call 10/03/20)	53	53,155
2.00%, 08/08/23 (Call 06/08/23)	1,696	1,778,545
2.13%, 11/15/22	323	336,776
2.38%, 02/12/22 (Call 01/12/22)	1,709	1,761,786
2.38%, 05/01/23 (Call 02/01/23)(a)	1,215	1,280,830
2.40%, 02/06/22 (Call 01/06/22)	1,998	2,059,641
2.65%, 11/03/22 (Call 09/03/22)	1,162	1,220,534
2.70%, 02/12/25 (Call 11/12/24)	2,605	2,851,092
2.88%, 02/06/24 (Call 12/06/23)	2,560	2,770,237
3.00%, 10/01/20(a)	216	216,994
3.63%, 12/15/23 (Call 09/15/23)	1,786	1,969,029
4.00%, 02/08/21	20	20,383
Oracle Corp.
1.90%, 09/15/21 (Call 08/15/21)	4,056	4,124,395
2.40%, 09/15/23 (Call 07/15/23)	2,517	2,659,466
2.50%, 05/15/22 (Call 03/15/22)	2,594	2,686,320
2.50%, 10/15/22(a)	2,324	2,430,936
2.50%, 04/01/25 (Call 03/01/25)	3,334	3,605,716
2.63%, 02/15/23 (Call 01/15/23)	1,316	1,386,534
2.80%, 07/08/21	1,759	1,799,688
2.95%, 11/15/24 (Call 09/15/24)	2,012	2,200,360
2.95%, 05/15/25 (Call 02/15/25)	2,082	2,293,914
3.40%, 07/08/24 (Call 04/08/24)(a)	2,278	2,510,867
3.63%, 07/15/23	1,196	1,306,861

18

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
salesforce.com Inc., 3.25%, 04/11/23 (Call 03/11/23)	$875	$941,173
VMware Inc.
2.95%, 08/21/22 (Call 07/21/22)	1,207	1,259,514
4.50%, 05/15/25 (Call 04/15/25)	667	754,344

		54,403,423

Telecommunications — 2.4%
AT&T Inc.
2.63%, 12/01/22 (Call 09/01/22)(a)	617	644,125
3.00%, 06/30/22 (Call 04/30/22)	1,785	1,863,499
3.40%, 05/15/25 (Call 02/15/25)(a)	4,950	5,475,568
3.55%, 06/01/24 (Call 03/01/24)	936	1,035,265
3.60%, 02/17/23 (Call 12/17/22)	1,496	1,605,681
3.80%, 03/01/24 (Call 01/01/24)	991	1,099,493
3.90%, 03/11/24 (Call 12/11/23)	332	368,794
3.95%, 01/15/25 (Call 10/15/24)	1,206	1,355,846
4.45%, 04/01/24 (Call 01/01/24)	1,525	1,715,936
British Telecommunications PLC, 4.50%, 12/04/23 (Call 11/04/23)	308	343,922
Cisco Systems Inc.
1.85%, 09/20/21 (Call 08/20/21)	2,206	2,243,575
2.20%, 02/28/21	2,695	2,724,690
2.20%, 09/20/23 (Call 07/20/23)	656	690,577
2.60%, 02/28/23	35	37,025
3.00%, 06/15/22	640	672,478
3.63%, 03/04/24	532	592,826
Juniper Networks Inc., 4.50%, 03/15/24	181	203,289
Motorola Solutions Inc.
3.50%, 03/01/23	296	316,160
3.75%, 05/15/22	495	518,483
4.00%, 09/01/24	698	771,430
Rogers Communications Inc.
3.00%, 03/15/23 (Call 12/15/22)(a)	170	180,495
4.10%, 10/01/23 (Call 07/01/23)	497	550,396
Telefonica Emisiones SA
4.57%, 04/27/23	438	481,387
5.46%, 02/16/21	1,037	1,064,405
T-Mobile USA Inc., 3.50%, 04/15/25 (Call 03/15/25)(b)	3,255	3,595,457
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)(a)	888	925,042
2.95%, 03/15/22(a)	1,348	1,403,907
3.38%, 02/15/25	2,638	2,958,151
3.45%, 03/15/21(a)	185	188,588
3.50%, 11/01/24 (Call 08/01/24)	1,536	1,708,497
4.15%, 03/15/24 (Call 12/15/23)	227	254,472
5.15%, 09/15/23	3,868	4,423,583
Vodafone Group PLC
2.50%, 09/26/22(a)	90	93,891
2.95%, 02/19/23	362	382,616
3.75%, 01/16/24	2,328	2,555,497
4.13%, 05/30/25	45	51,462

		45,096,508

Toys, Games & Hobbies — 0.0%
Hasbro Inc., 3.00%, 11/19/24 (Call 10/19/24)	140	147,194

Transportation — 1.1%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	1,336	1,417,076
3.00%, 04/01/25 (Call 01/01/25)	500	550,519
3.05%, 03/15/22 (Call 12/15/21)	374	387,601
3.05%, 09/01/22 (Call 06/01/22)	555	581,568

Security	Par/ Shares (000)	Value

Transportation (continued)
3.40%, 09/01/24 (Call 06/01/24)	$146	$161,963
3.75%, 04/01/24 (Call 01/01/24)	40	44,325
3.85%, 09/01/23 (Call 06/01/23)	310	339,196
Canadian Pacific Railway Co., 2.90%, 02/01/25 (Call 11/01/24)	518	564,571
CSX Corp.
3.40%, 08/01/24 (Call 05/01/24)	334	368,779
3.70%, 11/01/23 (Call 08/01/23)	16	17,561
FedEx Corp.
2.63%, 08/01/22(a)	235	244,455
3.20%, 02/01/25	790	866,236
3.40%, 01/14/22	431	448,675
3.80%, 05/15/25 (Call 04/15/25)	808	913,020
4.00%, 01/15/24	970	1,081,592
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)	562	591,928
3.00%, 04/01/22 (Call 01/01/22)	902	934,985
3.25%, 12/01/21 (Call 09/01/21)	155	159,677
Ryder System Inc.
2.50%, 09/01/24 (Call 08/01/24)	565	594,508
2.88%, 06/01/22 (Call 05/01/22)	113	117,226
3.65%, 03/18/24 (Call 02/18/24)(a)	608	661,753
Union Pacific Corp.
2.95%, 03/01/22	301	313,115
3.15%, 03/01/24 (Call 02/01/24)	1,139	1,237,374
3.20%, 06/08/21	728	745,020
3.50%, 06/08/23 (Call 05/08/23)	910	983,907
4.00%, 02/01/21 (Call 11/01/20)	268	270,517
4.16%, 07/15/22 (Call 04/15/22)	923	982,491
United Parcel Service Inc.
2.35%, 05/16/22 (Call 04/16/22)	866	894,740
2.45%, 10/01/22	1,490	1,556,328
2.50%, 04/01/23 (Call 03/01/23)(a)	1,155	1,213,228
2.80%, 11/15/24 (Call 09/15/24)(a)	35	38,054
3.13%, 01/15/21	927	938,653
3.90%, 04/01/25 (Call 03/01/25)	870	993,299

		21,213,940

Water — 0.0%
American Water Capital Corp., 3.40%, 03/01/25 (Call 12/01/24)	25	27,696

Total Corporate Bonds & Notes — 98.3% (Cost: $1,809,736,214)		1,870,845,115

Short-Term Investments

Money Market Funds — 5.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.40%(e)(f)(g)	50,461	50,516,936
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.12%(e)(f)	47,708	47,708,000

		98,224,936

Total Short-Term Investments — 5.2% (Cost: $98,152,729)		98,224,936

Total Investments in Securities — 103.5% (Cost: $1,907,888,943)		1,969,070,051

Other Assets, Less Liabilities — (3.5)%		(65,874,646)

Net Assets — 100.0%		$1,903,195,405

19

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® 0-5 Year Investment Grade Corporate Bond ETF

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/19	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/20	Shares Held at 07/31/20 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$88,657,772	$—		$(38,194,653	)(a)	$6,630	$47,187	$50,516,936	50,461	$285,278	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	25,905,000	21,803,000	(a)	—		—	—	47,708,000	47,708	163,507		—

						$ 6,630	$ 47,187	$98,224,936		$448,785		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$1,870,845,115	$—	$1,870,845,115
Money Market Funds	98,224,936	—	—	98,224,936

	$98,224,936	$1,870,845,115	$—	$1,969,070,051

20